[front cover]

August 31, 2002

American Century
Annual Report

California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The fiscal year ended August 31, 2002, was a time of tragedy, turmoil, and transition. The U.S. suffered--and began recovering from--the September 11 terrorist attacks and a recession. A wave of corporate bankruptcies and accounting scandals followed, as did deepening geopolitical concerns--U.S.-led forces occupied Afghanistan, violence in the Middle East escalated, and renewed hostilities with Iraq appeared imminent.

Reactions in the U.S. to these events included historically low short-term interest rates (to boost the economy), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and investor anxiety, which boosted "safe-haven" investments--like gold and high-quality bonds--and undermined the stock market. In that environment,
American Century's California Limited-, California Intermediate-, and California
Long-Term Tax-Free funds posted positive returns.

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, and Kim
Goodwin, CIO of ACIM's U.S. growth equity group, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, and
Jim Stowers III, were appointed to the overall ACIM CIO and U.S. growth CIO positions, respectively. Bill Lyons, president and CEO of American Century
Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   35
Management ................................................................   36
Background Information

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
---------------------------------------------------------------------------------------------------------------------
                         CALIFORNIA LIMITED-       LEHMAN 3-YEAR       CALIF. SHORT-INTERM. MUNICIPAL DEBT FUNDS(2)
                            TERM TAX-FREE         MUNICIPAL INDEX           AVERAGE RETURN      FUND'S RANKING
---------------------------------------------------------------------------------------------------------------------
   6 months(1)                 3.02%                  2.84%                     2.90%                 --
---------------------------------------------------------------------------------------------------------------------
   1 Year                      4.91%                  5.71%                     4.72%             5 out of 11
---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------
   3 Years                     5.76%                  6.15%                     5.30%             2 out of 9
---------------------------------------------------------------------------------------------------------------------
   5 Years                     4.98%                  5.42%                     4.65%             2 out of 9
---------------------------------------------------------------------------------------------------------------------
   10 Years                    4.75%                  5.22%                     4.83%             2 out of 2
---------------------------------------------------------------------------------------------------------------------

The fund's inception date was 6/1/92.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 39-41 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
---------------------------------------------------------------------------------------------------------------------
                       1993      1994      1995      1996      1997     1998      1999      2000       2001     2002
---------------------------------------------------------------------------------------------------------------------
California Limited-
Term Tax-Free          6.15%     1.90%     5.33%     3.87%     5.42%    5.40%     2.26%     5.44%     6.94%     4.91%
---------------------------------------------------------------------------------------------------------------------
Lehman 3-Year
Municipal Index        6.38%     2.52%     6.66%     3.95%     5.65%    5.76%     2.92%     4.72%     8.05%     5.71%
---------------------------------------------------------------------------------------------------------------------

The graphs and tables on this page give historical return data for California
Limited-Term Tax-Free. Returns for the Lehman 3-Year Municipal Bond Index are
provided for comparison. California Limited-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the graphs and tables on this page reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

California Limited-Term Tax-Free - Performance Review

By Kenneth Salinger, portfolio manager

PERFORMANCE OVERVIEW

California Limited-Term Tax-Free turned in an attractive total return for the year ended August 31, 2002, while outpacing the average return of the California
Short-Intermediate Municipal Debt Funds tracked by Lipper Inc. Longer-term fund returns also compared favorably with those of the Lipper group. (See the previous page for details.)

Thanks primarily to our security-selection strategies, we were well positioned for the challenging economic times; lower-than-average expenses compared with the Lipper group also helped fund performance.

MARKET BACKDROP

Extreme volatility was the norm during the fiscal year. The U.S. economy slipped into a downturn amid the fallout from September 11, corporate earnings shortfalls, and a series of accounting scandals that weighed down an already troubled stock market. Business capital spending remained lackluster and layoffs mounted, pushing up the national unemployment rate from 5.2% to 5.9% by the end of the period. Escalating violence in the Middle East and lingering terrorist-related concerns provided further worries.

As with the rest of the nation, California faced its share of economic challenges. The technology-sector downturn and stock market sell-off, coupled with rising unemployment, reduced the state's tax revenues during the past year.
Municipal credit quality, however, remained generally solid. That was especially true for essential-service sectors, which tend to be less affected by economic cycles.

YIELDS AS OF AUGUST 31, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       1.93%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
33.79% Tax Bracket                                     2.91%
-------------------------------------------------------------------------------
36.51% Tax Bracket                                     3.04%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                     3.27%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                     3.47%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 8/31/02
-------------------------------------------------------------------------------
Net Assets                                        $205.1 million
-------------------------------------------------------------------------------
                                           8/31/02               8/31/01
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.1 yrs               3.8 yrs
-------------------------------------------------------------------------------
Average Duration                           3.2 yrs               3.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                               0.51%                 0.51%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
                                            AS OF                 AS OF
-------------------------------------------------------------------------------
                                           8/31/02               2/28/02
-------------------------------------------------------------------------------
AAA                                         70%                   57%
-------------------------------------------------------------------------------
AA                                          14%                   17%
-------------------------------------------------------------------------------
A                                            9%                   17%
-------------------------------------------------------------------------------
BBB                                          7%                    9%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 40 for more information.

Investment terms are defined in the Glossary on pages 41-42.         (continued)

-----
    2

California Limited-Term Tax-Free - Performance Review

California municipal bonds turned in solid performances in that environment thanks in part to increased investor demand for high-quality fixed-income securities. The Federal Reserve's decision to keep short-term interest rates at a 40-year low of 1.75% helped, too. Short-term municipal bond yields fell nearly a full percentage point over the last six months of the period, while intermediate- and long-term bond yields also fell, though not as much. Bond prices rose in spite of a sharp increase in new bond issuance, as municipalities took advantage of  the low interest rate environment by issuing more debt.

PORTFOLIO STRATEGIES

Our security-selection choices helped to boost performance, as did our decision to keep the portfolio concentrated in high-credit-quality municipal bonds. That strategy paid off because investors favored safety and liquidity due to the uncertain times. At the end of August, bonds rated AAA represented 70% of the portfolio, up from 59% at the start of last September.

Although we kept the portfolio's overall credit quality very high, we continued
to work with our seasoned credit research team to search for securities rated either A or BBB with what we felt were compelling credit stories. For example, we picked up some bonds rated BBB that were issued by California State
University, Fresno, that have performed very well.

In addition, we tried to add essential-service revenue bonds over other types of municipal securities whenever possible. Essential-service revenue bonds are backed by revenues from sources such as sewer and water usage. These bonds tend to perform well even when times are tough because such services are always necessary.

ON THE HORIZON

Looking ahead, we expect the economy to continue to improve slowly. So we plan to continue focusing on security selection for now, while keeping the portfolio concentrated in high-credit-quality bonds.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                8/31/02
-------------------------------------------------------------------------------
GO                                                                34%
-------------------------------------------------------------------------------
COPs/Leases                                                       14%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            8%
-------------------------------------------------------------------------------
Housing Revenue                                                    7%
-------------------------------------------------------------------------------
Electric Revenue                                                   7%
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                2/28/02
-------------------------------------------------------------------------------
GO                                                                24%
-------------------------------------------------------------------------------
COPs/Leases                                                       18%
-------------------------------------------------------------------------------
Hospital Revenue                                                  10%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           10%
-------------------------------------------------------------------------------
Housing Revenue                                                    7%
-------------------------------------------------------------------------------

                                                                          -----
                                                                          3

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 93.3%

CALIFORNIA -- 85.6%
--------------------------------------------------------------------------------
      $ 1,095,000  Alameda Unified School District
                   GO, 5.50%, 7/1/03 (FSA)                        $   1,133,336
--------------------------------------------------------------------------------
        2,335,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)                            2,579,942
--------------------------------------------------------------------------------
        1,460,000  Alameda Unified School District
                   GO, 5.50%, 7/1/06 (FSA)                            1,646,880
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                            2,964,606
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            3,155,576
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                            1,029,241
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,784,290
--------------------------------------------------------------------------------
        1,235,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   4.50%, 7/1/03                                      1,260,490
--------------------------------------------------------------------------------
        2,450,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   4.80%, 7/1/06                                      2,595,359
--------------------------------------------------------------------------------
          400,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Odd Fellows Home), 4.55%,
                   8/15/03 (California Mortgage
                   Insurance)                                           410,460
--------------------------------------------------------------------------------
          425,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Odd Fellows Home), 4.65%,
                   8/15/04 (California Mortgage
                   Insurance)                                           446,378
--------------------------------------------------------------------------------
        1,500,000  Azusa Unified School District
                   COP, 3.20%, 8/31/04                                1,500,855
--------------------------------------------------------------------------------
        3,500,000  California Community College
                   Financing Auth. Rev., Series
                   2002 B, 3.00%, 7/31/03 (FSA)                       3,549,734
--------------------------------------------------------------------------------
        1,910,000  California Educational Facilities
                   Auth. Rev., Series 1997 A,
                   (University of Southern
                   California), 5.60%, 10/1/03                        1,998,051
--------------------------------------------------------------------------------
          420,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.55%, 4/1/03                             428,900
--------------------------------------------------------------------------------
          440,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.65%, 4/1/04                             462,572
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05                             499,643
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,000,000  California GO, 6.35%, 11/1/04
                   (FGIC)                                         $   1,104,410
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)                                            5,071,004
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,747,275
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)                                            2,821,000
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,314,460
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,139,290
--------------------------------------------------------------------------------
       10,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                   10,028,799
--------------------------------------------------------------------------------
        2,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/10                                            2,109,500
--------------------------------------------------------------------------------
        1,385,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                               1,456,438
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1991 A,
                   6.10%, 9/1/02                                        500,065
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of California
                   Projects), 5.50%, 6/1/10                             569,725
--------------------------------------------------------------------------------
        1,485,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Community College Projects),
                   9.00%, 10/1/03                                     1,604,335
--------------------------------------------------------------------------------
        2,000,000  California State University
                   Channel Islands Financing Auth.
                   Rev., (Rental Housing),
                   3.375%,
                   8/1/04 (LOC: Citibank N.A.)                        2,049,980
--------------------------------------------------------------------------------
          345,000  California Statewide
                   Communities Development Auth.
                   Special Tax COP, Series 2001
                   B,  (Pooled Financing Program),
                   3.00%, 10/1/04 (FSA)                                 356,523
--------------------------------------------------------------------------------
          400,000  California Statewide
                   Communities Development Auth.
                   Special Tax COP, Series 2001
                   B,  (Pooled Financing Program),
                   3.75%, 10/1/08 (FSA)                                 423,996
--------------------------------------------------------------------------------
        1,860,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/04                                      1,937,599
--------------------------------------------------------------------------------
        1,125,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/05                                      1,182,713
--------------------------------------------------------------------------------
        1,000,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.00%, 7/1/06                                      1,049,880
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    4

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                         $   1,307,896
--------------------------------------------------------------------------------
          920,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/04                                               954,068
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.00%,
                   2/1/07                                               949,425
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.125%,
                   2/1/08                                               948,691
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.125%,
                   2/1/09                                             1,315,056
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/10                                               718,342
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals of  Central
                   California), 5.25%,
                   2/1/11                                               909,390
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,136,768
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08                                             1,572,135
--------------------------------------------------------------------------------
          290,000  Coachella Valley Recreation &
                   Park District Improvement GO,
                   (District 1), 4.875%, 9/2/06
                   (MBIA)                                               321,445
--------------------------------------------------------------------------------
          310,000  Coachella Valley Recreation &
                   Park District Improvement GO,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               346,171
--------------------------------------------------------------------------------
          830,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities),
                   2.50%, 4/1/03                                        833,677
--------------------------------------------------------------------------------
          905,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities),
                   3.00%, 4/1/04                                        924,973
--------------------------------------------------------------------------------
          980,000  Delta Diablo Sanitation District
                   Rev., 3.00%, 12/1/03 (FSA)                         1,000,747
--------------------------------------------------------------------------------
        3,300,000  East Bay Municipal Utility
                   District Rev., 5.20%, 6/1/08
                   (MBIA)                                             3,420,087
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 6,000,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                  $   6,322,979
--------------------------------------------------------------------------------
        1,000,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.00%,
                   9/1/03                                             1,024,540
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,375,378
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,840,082
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/10 (AMBAC)                                       841,253
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/11 (AMBAC)                                     2,593,147
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Community
                   College District COP, Series
                   2001 A, 4.00%, 8/1/03                              3,074,610
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.75%, 7/1/07 (ACA)                                  532,485
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.875%, 7/1/08 (ACA)                                 657,417
--------------------------------------------------------------------------------
        1,045,000  Los Angeles County Capital
                   Asset Leasing Corp. Rev.,
                   Series 1999 A, (California
                   Equipment Program), 4.875%,
                   12/1/02                                            1,054,144
--------------------------------------------------------------------------------
          500,000  Los Angeles County
                   Community Facilities District
                   No. 3 Special Tax, Series
                   2000 A, (Improvement Area B),
                   4.125%, 9/1/05 (AMBAC)                               535,425
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, 5.25%, 7/1/11 (FSA)                        2,388,267
--------------------------------------------------------------------------------
        1,360,000  Los Angeles County Public
                   Works Financing Auth. Lease
                   Rev., Series 1996 A, 6.00%,
                   9/1/04 (MBIA)                                      1,483,270
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.00%, 7/1/03                                      1,546,170
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,558,684
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,450,000  Los Angeles GO, Series 1993 A,
                   5.25%, 9/1/09, Prerefunded at
                   102% of Par(1)(2)                              $   6,828,679
--------------------------------------------------------------------------------
        1,110,000  Los Angeles Wastewater
                   System Rev., Series 1996 A,
                   6.00%, 2/1/03 (FGIC)                               1,131,800
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,483,841
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,427,530
--------------------------------------------------------------------------------
          865,000  Orange County Development
                   Agency Tax Allocation GO,
                   4.00%, 9/1/03 (MBIA)                                 888,416
--------------------------------------------------------------------------------
        1,230,000  Orange County Rev., Series
                   1995 A, (Recovery), 6.00%,
                   6/1/08 (MBIA)                                      1,444,512
--------------------------------------------------------------------------------
        2,300,000  Pacific Housing & Finance
                   Agency Lease Rev., Series
                   1999 A, (Pass Thru Obligation-
                   Lease Purchase), 4.625%,
                   12/1/04 (MBIA)                                     2,375,187
--------------------------------------------------------------------------------
          735,000  Paradise Irrigation District Rev.,
                   3.50%, 7/1/03 (AMBAC)                                748,612
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              2,026,458
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07                                656,411
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,997,853
--------------------------------------------------------------------------------
        1,500,000  Riverside Unified School
                   District GO, Series 2002 A,
                   3.00%, 2/1/04 (FGIC)                               1,535,265
--------------------------------------------------------------------------------
        1,000,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 4.60%, 12/1/02                             1,008,420
--------------------------------------------------------------------------------
        1,000,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 4.70%, 12/1/03                             1,041,970
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,323,145
--------------------------------------------------------------------------------
        5,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/08 (FSA)                       5,636,299
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,915,260
--------------------------------------------------------------------------------
          335,000  Sacramento Schools Insurance
                   Auth. Rev., Series 1993 C,
                   (Workers Compensation
                   Program), 5.75%, 6/1/03(1)                           341,352
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical Center
                   Financing), 5.20%, 8/1/04
                   (MBIA)                                         $   1,072,500
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,163,040
--------------------------------------------------------------------------------
        1,040,000  San Buenaventura COP, Series
                   2002 B, 3.25%, 1/1/04
                   (AMBAC)(3)                                         1,066,000
--------------------------------------------------------------------------------
        1,075,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/05
                   (AMBAC)(3)                                         1,120,000
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)(3)                                         1,169,245
--------------------------------------------------------------------------------
          795,000  San Diego Unified School
                   District GO, Series 2000 B,
                   4.70%, 7/1/09 (MBIA)(4)                              637,542
--------------------------------------------------------------------------------
        1,980,000  San Juan Unified School
                   District Capital Appreciation
                   GO, 4.80%, 8/1/11 (FSA)(4)                         1,422,135
--------------------------------------------------------------------------------
        1,000,000  San Mateo Union High School
                   District GO, Series 2002 B,
                   3.95%, 9/1/09 (FGIC)(4)                              797,630
--------------------------------------------------------------------------------
          710,000  Santa Ana Unified School
                   District GO, 4.00%, 8/1/10
                   (MBIA)                                               747,154
--------------------------------------------------------------------------------
        3,120,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/04 (AMBAC)                             3,337,589
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,277,740
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Rev., Series
                   1994 C, (Foothill Area), 7.50%,
                   8/15/07 (FGIC)                                     1,544,538
--------------------------------------------------------------------------------
        1,500,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (San Juan Unit 3),
                   4.00%, 1/1/05 (FSA)                                1,580,955
--------------------------------------------------------------------------------
        1,075,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 4.80%,
                   12/2/02                                            1,081,172
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,307,072
--------------------------------------------------------------------------------
          745,000  Tehachapi COP, (Installment
                   Sale), 4.80%, 11/1/04 (FSA)                          799,340
--------------------------------------------------------------------------------
        1,000,000  Vallejo City Unified School
                   District GO, Series 2002 A,
                   4.80%, 2/1/12 (MBIA)(3)                            1,096,370
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    6

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 3,500,000  William S. Hart Union High
                   School District COP, (School
                   Facilities), 2.40%, 1/15/04
                   (FSA)                                          $   3,541,335
--------------------------------------------------------------------------------
                                                                    178,972,394
--------------------------------------------------------------------------------
GUAM -- 2.7%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited GO,
                   Series 2001 A, 5.00%, 12/1/09
                   (FSA)                                              5,597,100
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.1%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,524,750
--------------------------------------------------------------------------------
          675,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                          736,938
--------------------------------------------------------------------------------
                                                                      2,261,688
--------------------------------------------------------------------------------
PUERTO RICO -- 2.6%
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,174,680
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,699,710
--------------------------------------------------------------------------------
        1,530,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   5.00%, 8/1/04                                      1,633,275
--------------------------------------------------------------------------------
                                                                      5,507,665
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.3%
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1992 A,
                   (Matching Fund Loan Notes),
                   7.25%, 10/1/02, Prerefunded
                   at 102% of Par(1)                                  1,025,120
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   5.50%, 10/1/07                                     1,622,280
--------------------------------------------------------------------------------
                                                                      2,647,400
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $186,821,968)                                                 194,986,247
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 6.7%

CALIFORNIA -- 6.7%
--------------------------------------------------------------------------------
        2,000,000  California GO, Series 2000 A-11,
                   VRDN, 1.80%, 9/4/02 (SBBPA:
                   Bayerische Hypo-Und
                   Vereinsbank A.G.) (Acquired
                   11/27/01-7/9/02, Cost
                   $2,000,000)(5)                                     2,000,000
--------------------------------------------------------------------------------
        3,600,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1996 B, VRDN, 1.75%, 9/3/02
                   (AMBAC) (SBBPA: ABN Amro
                   Bank N.V.)                                         3,600,000
--------------------------------------------------------------------------------
        2,000,000  California Housing Finance
                   Agency Rev., Series 2001 B,
                   (Multifamily Housing III), VRDN,
                   1.85%, 9/3/02                                      2,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,000,000  Hemet Multifamily Housing
                   Auth. Rev., (West Acacia),
                   VRDN, 1.35%, 9/5/02
                   (LOC: FHLB)                                     $  2,000,000
--------------------------------------------------------------------------------
        2,300,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 97-17), VRDN,
                   1.85%, 9/3/02 (LOC:
                   Bayerische Hypo-Und
                   Vereinsbank A.G.)                                  2,300,000
--------------------------------------------------------------------------------
        2,000,000  Irvine Ranch Water District
                   Rev., VRDN, 1.85%, 9/4/02
                   (LOC: Toronto Dominion Bank)                       2,000,000
--------------------------------------------------------------------------------
          200,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A-2,
                   (Power Systems), VRDN,
                   1.35%, 9/5/02                                        200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM
MUNICIPAL SECURITIES
(Cost $14,100,000)                                                   14,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $200,921,968)                                                $209,086,247
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

XLCA = XL Capital Assurance Corp.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  When-issued security.

(4)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value  at maturity.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $2,000,000, which represented 1.0% of net assets.

See Notes to Financial Statements.

                                                                          -----
                                                                          7

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                              CALIFORNIA INT.-TERM      LEHMAN 5-YEAR      CALIF. INTERMEDIATE MUNICIPAL DEBT FUNDS(2)
                                    TAX-FREE              GO INDEX              AVERAGE RETURN      FUND'S RANKING
------------------------------------------------------------------------------------------------------------------------
   6 months(1)                       3.78%                 4.02%                    3.38%                 --
------------------------------------------------------------------------------------------------------------------------
   1 Year                            5.63%                 6.56%                    5.19%             7 out of 31
------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------
   3 Years                           6.93%                 6.95%                    6.67%             6 out of 26
------------------------------------------------------------------------------------------------------------------------
   5 Years                           5.68%                 5.96%                    5.48%            10 out of 24
------------------------------------------------------------------------------------------------------------------------
   10 Years                          5.90%                 5.87%                    5.48%             2 out of 7
------------------------------------------------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 39-41 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------------------------------------
                        1993      1994      1995      1996      1997      1998      1999      2000       2001     2002
------------------------------------------------------------------------------------------------------------------------
California Int.-Term
Tax-Free               10.42%     1.11%     7.09%     4.79%     7.39%     7.00%     0.74%     6.95%     8.22%     5.63%
------------------------------------------------------------------------------------------------------------------------
Lehman 5-Year
GO Index                8.84%     1.64%     8.12%     3.80%     6.68%     6.81%     2.21%     5.33%     8.99%     6.56%
------------------------------------------------------------------------------------------------------------------------

The graphs and tables on this page give historical return data for California
Intermediate-Term Tax-Free. Returns for the Lehman 5-Year General Obligation
Index are provided for comparison. California Intermediate-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the graphs and tables on this page reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
    8

California Intermediate-Term Tax-Free - Performance Review

By Robert Miller, portfolio manager

PERFORMANCE OVERVIEW

California Intermediate-Term Tax-Free returned 5.63% during the year ended
August 31, 2002, handily outpacing the 5.19% average total return of the 31
California Intermediate Municipal Debt Funds tracked by Lipper Inc. The fund's longer-term returns also compared favorably with those of the Lipper group. (See the previous page for details.)

Our security-selection strategies were the primary reasons for the fund's upbeat performance for the year, allowing the portfolio to benefit from the challenging economic times. At 2.74% at the end of August, California Intermediate-Term
Tax-Free's 30-day SEC yield beat the average Lipper group yield of 2.60%.
Lower-than-average expenses compared with the Lipper group helped to make the higher yield and better performance possible.

MARKET BACKDROP

The U.S. economy slipped into a downturn early in the fiscal year, a period that was dominated by significant market volatility. Factors driving the financial markets' ups and downs included the fallout from September 11, corporate earnings shortfalls, and a series of accounting scandals that weighed on an already troubled stock market. In addition, business capital spending remained lackluster and layoffs mounted, pushing up the national unemployment rate from
5.2% to 5.9% by the end of August 2002. Escalating violence in the Middle East and lingering terrorist-related concerns provided further worries.

As with the rest of the nation, California faced its share of economic challenges. The technology-sector downturn and stock market sell-off, coupled with rising unemployment, reduced the state's tax revenues during the past year.
Municipal credit quality, however, remained generally solid. That was especially true for essential-service sectors, which tend to be less affected by economic cycles.

YIELDS AS OF AUGUST 31, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       2.74%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
33.79% Tax Bracket                                     4.14%
-------------------------------------------------------------------------------
36.51% Tax Bracket                                     4.32%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.65%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                     4.92%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 8/31/02
-------------------------------------------------------------------------------
Net Assets                                        $477.5 million
-------------------------------------------------------------------------------
                                           8/31/02               8/31/01
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.5 yrs               8.5 yrs
-------------------------------------------------------------------------------
Average Duration                           5.1 yrs               5.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                               0.51%                 0.51%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/02               2/28/02
-------------------------------------------------------------------------------
AAA                                         75%                   68%
-------------------------------------------------------------------------------
AA                                           8%                   12%
-------------------------------------------------------------------------------
A                                           11%                   14%
-------------------------------------------------------------------------------
BBB                                          6%                    6%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 40 for more information.

Investment terms are defined in the Glossary on pages 41-42.        (continued)

                                                                          -----
                                                                          9

California Intermediate-Term Tax-Free - Performance Review

California municipal bonds turned in solid performances in that environment thanks in part to increased investor demand for high-quality fixed-income securities. The Federal Reserve's decision to keep short-term interest rates at a 40-year low of 1.75% helped, too. Short-term municipal bond yields fell nearly a full percentage point over the last six months of the period, while intermediate- and long-term bond yields fell as well, though not as much. Bond prices rose in spite of a sharp increase in new bond issuance as municipalities took advantage of the low interest rate environment by issuing more debt.

PORTFOLIO STRATEGIES

Our decision to keep the portfolio concentrated in high-credit-quality municipal bonds provided a substantial performance boost. The uncertain times caused investors to favor safety and liquidity, leading to a general outperformance by high-quality investment-grade bonds. At the end of August, bonds rated AAA represented 75% of the portfolio, up from 68% at the start of last September.

In addition, we tried to add securities that appeared likely to hold up best during the challenging economic times. That meant looking for essential-service revenue bonds. These securities are backed by revenues from sources such as water and sewer usage, services that are necessary regardless of economic conditions.

ON THE HORIZON

We expect the economy to continue to improve slowly. So for now we plan to continue focusing on security selection, while maintaining the portfolio's high credit quality and in-line interest rate sensitivity compared with the Lipper group.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                8/31/02
-------------------------------------------------------------------------------
GO                                                                25%
-------------------------------------------------------------------------------
COPs/Leases                                                       19%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           12%
-------------------------------------------------------------------------------
Electric Revenue                                                  10%
-------------------------------------------------------------------------------
Sales Tax Revenue                                                  9%
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                2/28/02
-------------------------------------------------------------------------------
GO                                                                20%
-------------------------------------------------------------------------------
COPs/Leases                                                       18%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           12%
-------------------------------------------------------------------------------
Sales Tax Revenue                                                 10%
-------------------------------------------------------------------------------
Electric Revenue                                                   7%
-------------------------------------------------------------------------------

-----
   10

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 97.9%

CALIFORNIA -- 90.1%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing Auth.
                   GO, (Community Correctional
                   Facility), 4.00%, 4/1/05                       $   1,052,350
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)                                             5,554,599
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,544,566
--------------------------------------------------------------------------------
        2,450,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   4.80%, 7/1/06                                      2,595,359
--------------------------------------------------------------------------------
        1,035,000  California Community College
                   Financing Auth. Lease Rev.,
                   Series 2002 A, 5.00%, 8/1/15
                   (AMBAC)                                            1,122,468
--------------------------------------------------------------------------------
        3,500,000  California Community College
                   Financing Auth. Lease Rev.,
                   Series 2002 B, 3.00%, 7/31/03
                   (FSA)                                              3,549,735
--------------------------------------------------------------------------------
        4,795,000  California Department of Water
                   Resources Central Valley
                   Project Rev., Series 1992 J2,
                   5.80%, 12/1/04                                     5,260,019
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Central Valley
                   Project Rev., Series 1998 U,
                   5.125%, 12/1/12                                    2,183,540
--------------------------------------------------------------------------------
        1,500,000  California Department of Water
                   Resources Central Valley
                   Project Rev., Series 2001 W,
                   5.50%, 12/1/17                                     1,656,000
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,087,480
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,172,603
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,736,738
--------------------------------------------------------------------------------
        5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                             6,192,300
--------------------------------------------------------------------------------
        2,475,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             2,925,896
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09                      5,324,211
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10                       3,895,514
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,735,850
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14(1)                  10,939,099
--------------------------------------------------------------------------------
       15,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                   15,043,199
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,745,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 A, (St. Francis Memorial
                   Hospital), 5.625%, 11/1/02(2)                  $   1,757,756
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,210,820
--------------------------------------------------------------------------------
        6,715,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/13                                            6,857,558
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,072,010
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,121,720
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Archives Building Project),
                   6.20%, 12/1/05 (AMBAC)                             3,413,490
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of California
                   Projects), 6.15%, 11/1/09                          3,331,650
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06
                   (California Mortgage
                   Insurance)(2)                                      9,010,159
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,561,753
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,823,752
--------------------------------------------------------------------------------
        3,100,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   5.25%, 7/1/12                                      3,209,957
--------------------------------------------------------------------------------
        1,250,000  California University System
                   Rev., Series 2002 A, 5.375%,
                   11/1/18 (AMBAC)                                    1,366,675
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                       2,930,288
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,292,108
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          11

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 1,220,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 6.00%,
                   2/1/20                                         $   1,279,512
--------------------------------------------------------------------------------
        1,070,000  Central Union High School
                   District-Imperial County GO,
                   5.00%, 8/1/17 (FGIC)                               1,142,867
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)                                      2,408,017
--------------------------------------------------------------------------------
        1,535,000  Chaffey Community College
                   District GO, Series 2002 A,
                   5.25%, 7/1/14 (FSA)                                1,722,055
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08                                             5,240,450
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,213,570
--------------------------------------------------------------------------------
        5,435,000  Contra Costa Transportation
                   Auth. Sales Tax Rev., Series
                   1993 A, 6.00%, 3/1/05 (FGIC)                       6,006,545
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation, 6.00%, 9/1/08
                   (FSA)                                              1,390,092
--------------------------------------------------------------------------------
        1,000,000  East Bay Municipal Utility
                   District Rev., 5.75%, 6/1/04
                   (MBIA)                                             1,075,790
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,561,901
--------------------------------------------------------------------------------
        4,000,000  El Cajon Redevelopment
                   Agency COP, 5.20%, 10/1/15                         4,211,480
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16
                   (FGIC)                                             1,212,888
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17
                   (FGIC)                                             1,121,000
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/15 (MBIA)                             1,115,280
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District Facilities Improvement
                   No. 2 GO, Series 2002 A,
                   5.375%, 10/1/16 (MBIA)                             1,355,340
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                      1,369,219
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,428,224
--------------------------------------------------------------------------------
          500,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/04                                               525,860
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,385,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                         $   1,490,357
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,799,044
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,936,198
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/16                                      2,754,663
--------------------------------------------------------------------------------
        5,425,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank International)                            5,488,039
--------------------------------------------------------------------------------
        1,935,000  Fullerton Joint Union High
                   School District GO, Series
                   2002 A, 5.00%, 8/1/19 (FSA)(3)                     2,026,642
--------------------------------------------------------------------------------
        1,285,000  Garden Grove Agency
                   Community Development Tax
                   Allocation Rev., 5.30%, 10/1/02                    1,288,547
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)                                 8,801,771
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16                                             1,850,607
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax GO, (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             3,050,058
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                            2,164,447
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (AMBAC)                                            4,519,400
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   5.30%, 7/1/13 (ACA)                                1,096,033
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,375,697
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,242,310
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       3,411,810
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   12

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                   $   3,358,470
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,298,701
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County Sanitation
                   Districts Financing Auth. Rev.,
                   Series 1993 A, (Capital
                   Projects), 5.20%, 10/2/05                          2,113,580
--------------------------------------------------------------------------------
        4,665,000  Los Angeles County
                   Transportation Commission COP,
                   Series 1992 B, 6.20%, 7/1/03                       4,830,561
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County
                   Transportation Commission COP,
                   Series 1992 B, 6.25%, 7/1/04                       2,070,900
--------------------------------------------------------------------------------
        3,515,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.20%, 7/1/04                     3,808,924
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     4,339,765
--------------------------------------------------------------------------------
        2,460,000  Los Angeles GO, Series 2002 A,
                   4.00%, 9/1/10 (MBIA)                               2,589,986
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             4,054,400
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/12, Prerefunded at
                   101% of Par (MBIA)(2)                              3,644,706
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/14 (FGIC)                              9,349,919
--------------------------------------------------------------------------------
        6,700,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               7,498,371
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,534,060
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08                       3,842,760
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%, 7/1/09                      3,305,644
--------------------------------------------------------------------------------
        3,075,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.25%, 7/1/15                       3,381,455
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School District
                   School Facilities Improvement
                   No. 1 GO, 5.25%, 8/1/20
                   (FGIC)                                             1,622,266
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                  $   1,231,956
--------------------------------------------------------------------------------
        4,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers),
                   5.25%, 10/1/07 (AMBAC)                             4,546,800
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,061,100
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08                                            2,547,401
--------------------------------------------------------------------------------
        1,580,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             1,769,410
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,110,440
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,338,909
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             2,003,215
--------------------------------------------------------------------------------
        1,330,000  Oxnard Harbor District Rev.,
                   7.00%, 8/1/04 (FSA)                                1,470,275
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,956,252
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,243,009
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,115,565
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. COP, Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             8,870,799
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)                               5,857,776
--------------------------------------------------------------------------------
        1,625,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10
                   (MBIA)                                             1,959,978
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(2)                                          1,946,152
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          13

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,820,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)                                         $   2,902,654
--------------------------------------------------------------------------------
        2,980,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1994 H, 5.75%, 1/1/04,
                   Prerefunded at 102% of Par
                   (MBIA)(2)                                          3,211,725
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                            3,620,834
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,700,295
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,781,050
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)(3)                                         1,908,028
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)(3)                                         2,000,092
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.70%, 11/1/17                                     2,176,850
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.80%, 11/1/21                                     2,826,275
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Rev., (North Park),
                   5.90%, 9/1/25                                      1,531,569
--------------------------------------------------------------------------------
        4,000,000  San Diego Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1994 A,
                   6.00%, 4/1/04 (FGIC)                               4,289,880
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,482,530
--------------------------------------------------------------------------------
        2,835,000  San Francisco City & County
                   Public Utilities Commission
                   Rev., Series 2002 B, 4.00%,
                   11/1/12 (MBIA)                                     2,934,423
--------------------------------------------------------------------------------
        1,500,000  San Leandro COP, (Seismic
                   Retrofit Financing), 5.90%,
                   6/1/13                                             1,562,025
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               2,967,350
--------------------------------------------------------------------------------
        1,155,000  Santa Ana Unified School
                   District GO, 5.375%, 8/1/18
                   (MBIA)                                             1,259,874
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (AMBAC)                            3,705,971
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,975,000  Santa Clara County Financing
                   Auth. Rev., Series 2000 B,
                   (Multiple Facilities Projects),
                   5.00%, 5/15/03 (AMBAC)                         $   3,053,153
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,281,255
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%, 9/1/16
                   (MBIA)                                             1,228,304
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,414,900
--------------------------------------------------------------------------------
        2,450,000  Snowline Joint Unified School
                   District COP, 6.30%, 7/1/11,
                   Prerefunded at 102% of Par(2)                      2,599,426
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10                                             2,439,680
--------------------------------------------------------------------------------
           60,000  Southern California Public
                   Power Auth. Rev., (Southern
                   Transmission), 5.625%, 7/1/03
                   (MBIA)                                                61,415
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/17
                   (FSA)                                              5,425,450
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/18
                   (FSA)                                              3,585,680
--------------------------------------------------------------------------------
        5,000,000  Southern California Rapid
                   Transit District COP, (Workers
                   Compensation), 6.40%, 7/1/04
                   (MBIA)                                             5,120,150
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/17 (AMBAC)                                     2,212,573
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,245,820
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,862,296
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                336,070
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              2,040,912
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,135,188
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                                1,187,827
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,238,137
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                                1,295,404
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   14

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $   945,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                       $   1,003,269
--------------------------------------------------------------------------------
        1,810,000  Tobacco Securitization Auth.
                   of Southern California Rev.,
                   Series 2002 A, 4.60%, 6/1/10                       1,828,118
--------------------------------------------------------------------------------
        2,670,000  Tobacco Securitization Auth.
                   of Southern California Rev.,
                   Series 2002 A, 4.70%, 6/1/11                       2,699,423
--------------------------------------------------------------------------------
        1,405,000  Vallejo City Unified School
                   District GO, Series 2002 A,
                   4.50%, 2/1/10 (MBIA)(3)                            1,520,407
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,240,360
--------------------------------------------------------------------------------
          410,000  Watsonville Hospital Insured
                   Rev., Series 1996 A, 5.45%,
                   7/1/03 (California Mortgage
                   Insurance)(2)                                        423,067
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facility Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,543,051
--------------------------------------------------------------------------------
        1,465,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                         1,661,706
--------------------------------------------------------------------------------
                                                                    432,424,906
--------------------------------------------------------------------------------
GUAM -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, 5.50%, 12/1/10 (FSA)                       4,604,480
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,094,340
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,092,570
--------------------------------------------------------------------------------
                                                                      2,186,910
--------------------------------------------------------------------------------
PUERTO RICO -- 6.1%
--------------------------------------------------------------------------------
        1,530,000  Puerto Rico Commonwealth
                   GO, Series 2002 A, 4.75%,
                   7/1/10 (FGIC)                                      1,678,150
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (AMBAC)                                            3,428,010
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,073,293
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                3,010,611
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,633,482
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 A,
                   5.00%, 8/1/03 (FSA)                            $   3,103,380
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,670,342
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                              3,688,471
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                  (Government Facilities),  5.25%,
                   7/1/11
                   (Commonwealth Guaranteed)                          5,194,348
--------------------------------------------------------------------------------
                                                                     29,480,087
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.2%
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   (Senior Lien), 5.50%, 10/1/13                      1,103,877
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $439,469,641)                                                 469,800,260
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 2.1%

CALIFORNIA -- 2.1%
--------------------------------------------------------------------------------
        4,895,000  Beaumont Utility Auth. Rev.,
                   Series 2001 A, (Wastewater
                   Enterprise), VRDN, 1.30%,  9/4/02
                   (LOC: Union Bank of
                   California & California State
                   Teacher's Retirement)                              4,895,000
--------------------------------------------------------------------------------
        2,100,000  California GO, Series 2000 A-11,
                   VRDN, 1.80%, 9/4/02 (SBBPA:
                   Bayerische Hypo-Und
                   Vereinsbank A.G.) (Acquired
                   1/3/02-7/9/02, Cost $2,100,000)(4)                 2,100,000
--------------------------------------------------------------------------------
        2,700,000  Lake Elsinore Recreation Auth.
                   Rev., Series 2000 A, (Public
                   Facilities Project), VRDN,
                   1.30%, 9/4/02 (LOC: Union
                   Bank of California)                                2,700,000
--------------------------------------------------------------------------------
          400,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A-2,
                   (Power Systems), VRDN,
                   1.35%, 9/5/02                                        400,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM
MUNICIPAL SECURITIES
(Cost $10,095,000)                                                   10,095,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $449,564,641)                                                $479,895,260
================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          15

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

(1)  Security, or a portion thereof, has been segregated for a when-issued security.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  When-issued security.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $2,100,000, which represented 0.4% of net assets.

See Notes to Financial Statements.

-----
   16

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
-----------------------------------------------------------------------------------------------------------
                            CALIFORNIA LONG-      LEHMAN LONG-TERM      CALIFORNIA MUNICIPAL DEBT FUNDS(2)
                              TERM TAX-FREE        MUNICIPAL INDEX      AVERAGE RETURN      FUND'S RANKING
-----------------------------------------------------------------------------------------------------------
   6 months(1)                   3.72%                 4.22%                3.41%                --
-----------------------------------------------------------------------------------------------------------
   1 Year                        5.14%                 5.62%                4.23%           16 out of 109
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
   3 Years                       7.80%                 8.40%                6.68%            6 out of 97
-----------------------------------------------------------------------------------------------------------
   5 Years                       6.08%                 6.61%                5.41%            9 out of 84
-----------------------------------------------------------------------------------------------------------
   10 Years                      6.68%                 7.25%                6.20%            5 out of 39
-----------------------------------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 39-41 for information about returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------------------------------------
                      1993       1994      1995      1996       1997      1998       1999      2000       2001     2002
------------------------------------------------------------------------------------------------------------------------
California Long-
Term Tax-Free        14.02%     -0.78%     7.21%     6.77%      9.70%     9.25%     -1.85%     7.79%    10.55%     5.14%
------------------------------------------------------------------------------------------------------------------------
Lehman Long-Term
Municipal Index      14.76%     -2.05%     9.43%     6.88%     11.24%    10.51%     -2.14%     7.34%    12.35%     5.62%
------------------------------------------------------------------------------------------------------------------------

The graphs and tables on this page give historical return data for California
Long-Term Tax-Free. Returns for the Lehman Long-Term Municipal Bond Index are
provided for comparison. California Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the graphs and tables on this page reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          17

California Long-Term Tax-Free - Performance Review

By Dave MacEwen, portfolio manager

PERFORMANCE SUMMARY

California Long-Term Tax-Free continued to provide good performance for investors during the fiscal year. The fund returned more than 5% for the third straight fiscal year and continued to outperform the average return of 109
California Municipal Debt Funds tracked by Lipper Inc. (See the previous page for details and the table below for the fund's tax-equivalent yields.)

We believe we stayed ahead of the Lipper average by consistently managing the portfolio's sensitivity to interest rate changes better than our peers. It also helped that the fund continued to have a much lower expense ratio (0.51% as of
8/31/02) than the Lipper group average (1.07%). Over time, lower expenses translate into higher yields and more competitive returns.

ECONOMIC & MARKET OVERVIEW

U.S. economic activity spanned a wide spectrum during the fiscal year, and featured two distinct investment performance periods: 1) the first seven months
(8/31/01 to 3/31/02), when the economy rebounded from recession and the S&P 500 rose about 2%, and 2) the last five months (4/1/02 to 8/31/02), which saw growing concerns about corporate earnings and governance, geopolitics, and economic growth, while the S&P 500 fell almost 20%. Municipal bonds generally posted slightly negative returns in the first period and strongly positive performance in the second, resulting in positive overall returns. The Lehman
Brothers California Tax-Exempt Bond Index returned 5.61% for the fiscal year.

Investors had concerns about California during the fiscal year regarding: 1) a potentially large increase in the supply of the state's bonds due to proposed issuance to pay for the energy crisis; and 2) a possible decline in the state's general obligation credit rating because of declining tax revenues. Neither threat materialized, but both were priced into the market.

YIELDS AS OF AUGUST 31, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       3.50%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
33.79% Tax Bracket                                     5.29%
-------------------------------------------------------------------------------
36.51% Tax Bracket                                     5.51%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.94%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                     6.28%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 8/31/02
-------------------------------------------------------------------------------
Net Assets                                        $327.2 million
-------------------------------------------------------------------------------
                                           8/31/02               8/31/01
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  16.1 yrs              15.7 yrs
-------------------------------------------------------------------------------
Average Duration                           6.5 yrs               7.6 yrs
-------------------------------------------------------------------------------
Expense Ratio                               0.51%                 0.51%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/02               2/28/02
-------------------------------------------------------------------------------
AAA                                         65%                   63%
-------------------------------------------------------------------------------
AA                                          10%                    8%
-------------------------------------------------------------------------------
A                                           15%                   17%
-------------------------------------------------------------------------------
BBB                                         10%                   12%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 40 for more information.

Investment terms are defined in the Glossary on pages 41-42.         (continued)

-----
   18

California Long-Term Tax-Free - Performance Review

Though the 2001 recession reduced California's growth and tax revenues, we believe the state is in far better economic and fiscal condition than it was after the 1990-91 recession. Silicon Valley was hit hard when the dot-com bubble burst, but the state economy  has remained strong overall because of southern
California and the Central Valley. Southern California's economy in particular went through a major restructuring as a result of the 1990-91 recession, the loss of defense contracts when the Cold War ended, and the Northridge earthquake. So its industry is more diverse and less exposed to the boom and bust of the dot-com economy.

In addition, California income tax revenues are holding up relatively well because the state's employment picture looks better than the nation as a whole.
And California's counties are currently in good financial condition--their revenues are tied to property taxes, which have been helped by the red-hot housing market.

PORTFOLIO STRATEGY AND OUTLOOK

Earlier this year, we sold our "deep discount" holdings (interest rate sensitive bonds with coupons below market rates) and bought "premium" bonds
(securities with coupons above market interest rates). We expect the premium bonds to reduce the impact to the portfolio's value when interest rates and yields eventually rise, after the stock market bottoms and some of the major geopolitical issues are resolved.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                8/31/02
-------------------------------------------------------------------------------
COPs/Leases                                                       28%
-------------------------------------------------------------------------------
GO                                                                13%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                            11%
-------------------------------------------------------------------------------
Hospital Revenue                                                  10%
-------------------------------------------------------------------------------
Escrowed to Maturity                                               9%
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                2/28/02
-------------------------------------------------------------------------------
COPs/Leases                                                       26%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                            14%
-------------------------------------------------------------------------------
Hospital Revenue                                                  11%
-------------------------------------------------------------------------------
GO                                                                 9%
-------------------------------------------------------------------------------
Electric Revenue                                                   7%
-------------------------------------------------------------------------------

                                                                          -----
                                                                          19

California Long-Term Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 95.9%

CALIFORNIA -- 94.4%
--------------------------------------------------------------------------------
      $ 1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, (Senior Lien),
                   5.125%, 10/1/17 (MBIA)                         $   1,265,303
--------------------------------------------------------------------------------
        2,300,000  Alameda County COP, 6.80%,
                   6/15/17 (MBIA)(1)                                  1,154,393
--------------------------------------------------------------------------------
        5,000,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A, (Municipal
                   Facilities), 5.50%, 1/1/32
                   (MBIA)                                             5,267,650
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/22
                   (MBIA)(2)                                          5,104,711
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/27
                   (MBIA)(2)                                          6,420,366
--------------------------------------------------------------------------------
        5,400,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Episcopal Homes Foundation),
                   5.125%, 7/1/18                                     5,382,234
--------------------------------------------------------------------------------
        1,000,000  Blythe Redevelopment No. 1
                   Tax Allocation GO, 5.80%,
                   5/1/28                                             1,013,050
--------------------------------------------------------------------------------
        1,220,000  Brea Redevelopment Agency
                   Tax Allocation Rev., (Project
                   AB), 6.125%, 8/1/13 (MBIA)                         1,292,749
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,317,720
--------------------------------------------------------------------------------
        9,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,488,519
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/21                           2,182,380
--------------------------------------------------------------------------------
        1,435,000  California Educational Facilities
                   Auth. Rev., Series 2002 A,
                   (University of San Diego),
                   5.50%, 10/1/32                                     1,504,913
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%, 10/1/11
                   (AMBAC)                                            3,614,790
--------------------------------------------------------------------------------
        3,180,000  California GO, 5.00%, 10/1/12
                   (MBIA-IBC)                                         3,479,333
--------------------------------------------------------------------------------
        1,410,000  California GO, Series 1984 B,
                   (New Prison Construction),
                   10.00%, 8/1/03                                     1,517,950
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                    5,014,400
--------------------------------------------------------------------------------
        2,000,000  California GO, Series 2002 B,
                   3.00%, 11/27/02                                    2,008,180
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                              $   2,303,190
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                    2,049,020
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage Insurance)                    1,317,567
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(3)                      5,969,087
--------------------------------------------------------------------------------
          870,000  California Housing Finance
                   Agency Multi-Unit Rental Rev.,
                   6.875%, 2/1/22                                       875,464
--------------------------------------------------------------------------------
       14,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)(4)                            16,472,157
--------------------------------------------------------------------------------
        9,000,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC, California
                   Mortgage Insurance)                                9,281,519
--------------------------------------------------------------------------------
        1,040,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/32 (MBIA)                                     1,106,009
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax GO, (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,593,102
--------------------------------------------------------------------------------
        4,500,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 6.00%,
                   2/1/30                                             4,648,410
--------------------------------------------------------------------------------
        2,000,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.75%,
                   2/1/31                                             2,022,360
--------------------------------------------------------------------------------
        6,000,000  Central Unified School District
                   COP, 3.50%, 1/1/35 (AMBAC)                         6,200,820
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (AMBAC)                                            1,618,874
--------------------------------------------------------------------------------
       13,500,000  Compton Redevelopment
                   Agency Tax Allocation COP,
                   Series 1995 A, 6.50%, 8/1/13
                   (FSA)                                             15,301,439
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,890,890
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   20

California Long-Term Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                     $   2,645,622
--------------------------------------------------------------------------------
        2,675,000  Fairfield-Suisun Sewer District
                   Rev., Series 2001 A, 5.25%,
                   5/1/15 (FGIC)                                      2,916,339
--------------------------------------------------------------------------------
        6,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     6,372,000
--------------------------------------------------------------------------------
        2,815,000  John Swett Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                3,002,141
--------------------------------------------------------------------------------
        1,815,000  Kern County High School
                   District GO, 7.15%, 8/1/14
                   (MBIA)(3)                                          2,369,918
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/21                                            1,664,594
--------------------------------------------------------------------------------
        2,500,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.375%,
                   11/1/27                                            2,565,875
--------------------------------------------------------------------------------
        1,000,000  Long Beach Industrial
                   Development Rev., Series
                   1998 A, (CSU Foundation),
                   5.25%, 2/1/23                                        970,110
--------------------------------------------------------------------------------
        1,305,000  Los Altos Association of Bay
                   Area Governments COP, 5.90%,
                   5/1/27                                             1,355,203
--------------------------------------------------------------------------------
        3,475,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                              3,760,437
--------------------------------------------------------------------------------
        2,225,000  Los Angeles GO, Series 2001 A,
                   5.00%, 9/1/04                                      2,384,243
--------------------------------------------------------------------------------
        1,065,000  Los Angeles GO, Series 2001 A,
                   5.00%, 9/1/17 (MBIA)                               1,127,090
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,263,039
--------------------------------------------------------------------------------
        5,150,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             5,741,529
--------------------------------------------------------------------------------
        5,785,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(3)                            7,218,002
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)(2)                                           1,834,690
--------------------------------------------------------------------------------
        3,000,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     3,446,310
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,528,761
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,150,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                         $   3,556,256
--------------------------------------------------------------------------------
        2,950,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,518,672
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/19                        4,724,347
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/26                        5,235,050
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,176,700
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,200,154
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                          1,074,230
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,041,467
--------------------------------------------------------------------------------
        2,400,000  Sacramento Cogeneration
                   Auth. Rev., (Procter & Gamble),
                   6.375%, 7/1/10, Prerefunded
                   at 102% of Par(3)                                  2,763,432
--------------------------------------------------------------------------------
        2,500,000  Sacramento Municipal Utility
                   District Rev., Series 2001 O,
                   5.25%, 8/15/15 (MBIA)                              2,736,250
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax  GO,
                   Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,203,870
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center Financing), 5.50%,
                   8/1/22, Prerefunded at 102%
                   of Par (MBIA)(3)                                   2,258,540
--------------------------------------------------------------------------------
        3,400,000  San Diego County COP,
                   5.625%, 9/1/12 (AMBAC)                             3,947,672
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,806,205
--------------------------------------------------------------------------------
        3,500,000  San Diego County Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1991 A,
                   6.93%, 4/1/04(1)(3)                                3,419,360
--------------------------------------------------------------------------------
        1,000,000  San Francisco City and County
                   Redevelopment Hotel Tax Rev.,
                   6.75%, 7/1/04, Prerefunded at
                   102% of Par (FSA)(3)                               1,116,210
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,869,348
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          21

California Long-Term Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                           $   4,986,518
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,752,600
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,294,290
--------------------------------------------------------------------------------
        4,830,000  Santa Monica Community
                   College District COP, Series
                   1997 A, 5.90%, 2/1/27                              5,159,358
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09                                             1,431,071
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18                                             3,264,336
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     9,164,085
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,701,553
--------------------------------------------------------------------------------
        3,000,000  Southern California Public
                   Power Auth. Rev., Series
                   1989 A, 7.15%, 7/1/04
                   (AMBAC)(1)                                         2,912,700
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission
                   Project), 5.25%,
                   7/1/16 (FSA)                                       6,162,042
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,551,680
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,994,809
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                                1,445,973
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,188,900
--------------------------------------------------------------------------------
        1,400,000  Torrance Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1998 A, (Downtown
                   Redevelopment), 5.60%,
                   9/1/28                                             1,396,388
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 3,000,000  Vallejo City Unified School
                   District GO, Series 2002 A,
                   5.90%, 8/1/25 (MBIA)(2)                        $   3,467,010
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(3)                                      3,597,726
--------------------------------------------------------------------------------
        2,185,000  West Kern County Water
                   District COP, 5.625%, 6/1/31                       2,236,327
--------------------------------------------------------------------------------
        6,000,000  William S. Hart Union High
                   School District COP, (School
                   Facilities), 2.40%, 1/15/04
                   (FSA)                                              6,070,860
--------------------------------------------------------------------------------
                                                                    321,270,441
--------------------------------------------------------------------------------
PUERTO RICO -- 1.5%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,396,760
--------------------------------------------------------------------------------
          500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/15                                       549,660
--------------------------------------------------------------------------------
                                                                      4,946,420
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $299,317,809)                                                 326,216,861
--------------------------------------------------------------------------------

MUNICIPAL DERIVATIVES -- 1.2%

CALIFORNIA -- 1.2%
--------------------------------------------------------------------------------
        4,000,000  Northern California
                   Transmission Rev., Inverse
                   Floater, 9.04%, 4/29/24
                   (MBIA)(5)                                          4,213,600
--------------------------------------------------------------------------------
(Cost $3,985,472)
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES -- 2.9%

CALIFORNIA -- 2.9%
--------------------------------------------------------------------------------
        2,950,000  California GO, Series 2000
                   A-11, VRDN, 1.80%, 9/4/02
                   (SBBPA: Bayerische Hypo-Und
                   Vereinsbank A.G.) (Acquired
                   4/30/02-8/30/02, Cost
                   $2,950,000)(6)                                     2,950,000
--------------------------------------------------------------------------------
        3,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Sutter Health
                   Obligation Group), VRDN,
                   1.85%, 9/3/02 (AMBAC)
                   (SBBPA: KBC Bank N.V.)                             3,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
   22

California Long-Term Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   800,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,  1.75%,
                   9/3/02 (LOC: Bank of
                   America N.A.)                                  $     800,000
--------------------------------------------------------------------------------
        3,000,000  Irvine Ranch Water District
                   Rev., (District Numbers
                   140-240-105-250), VRDN,  1.85%,
                   9/4/02 (LOC: Bank of
                   America N.A.)                                      3,000,000
--------------------------------------------------------------------------------
          160,000  Lake Elsinore Recreation Auth.
                   Rev., Series 2000 A, (Public
                   Facilities Project), VRDN,
                   1.30%, 9/4/02 (LOC: Union
                   Bank of California)                                  160,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM
MUNICIPAL SECURITIES
(Cost $9,910,000)                                                     9,910,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $313,213,281)                                                $340,340,461
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

XLCA = XL Capital Assurance Corp.

(1)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  When-issued security.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  Security, or a portion thereof, has been segregated for a when-issued security.

(5)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated and used in calculating the weighted average portfolio maturity.

(6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $2,950,000, which represented 0.9% of net assets.

See Notes to Financial Statements.

                                                                          -----
                                                                          23

Statement of Assets and Liabilities

AUGUST 31, 2002

-----------------------------------------------------------------------------------------------------
                                                 CALIFORNIA         CALIFORNIA         CALIFORNIA
                                                LIMITED-TERM       INTERMEDIATE-        LONG-TERM
                                                  TAX-FREE         TERM TAX-FREE        TAX-FREE
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $200,921,968, $449,564,641
and $313,213,281, respectively) (Note 5)        $209,086,247        $479,895,260       $340,340,461
----------------------------------------------
Receivable for investments sold                           --           1,374,329                 --
----------------------------------------------
Receivable for capital shares sold                   466,820              66,846          1,003,600
----------------------------------------------
Interest receivable                                2,072,733           5,781,477          3,744,697
-----------------------------------------------------------------------------------------------------
                                                 211,625,800         487,117,912        345,088,758
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                             2,045,606           1,911,649          1,392,068
----------------------------------------------
Payable for investments purchased                  4,322,877           7,173,596         16,058,979
----------------------------------------------
Accrued management fees
(Note 2)                                              85,753             202,416            138,580
----------------------------------------------
Dividends payable                                    103,165             327,755            342,852
----------------------------------------------
Accrued expenses
and other liabilities                                  2,337               8,532              5,931
-----------------------------------------------------------------------------------------------------
                                                   6,559,738           9,623,948         17,938,410
-----------------------------------------------------------------------------------------------------
NET ASSETS                                      $205,066,062        $477,493,964       $327,150,348
=====================================================================================================

CAPITAL SHARES
-----------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                             18,951,616          41,358,803         27,841,536
=====================================================================================================

NET ASSET VALUE PER SHARE                             $10.82              $11.55             $11.75
=====================================================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Capital paid in                                 $196,639,835        $446,085,007       $303,056,347
----------------------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions                           261,948           1,078,338        (3,033,179)
----------------------------------------------
Net unrealized appreciation
on investments (Note 5)                            8,164,279          30,330,619         27,127,180
-----------------------------------------------------------------------------------------------------
                                                $205,066,062        $477,493,964       $327,150,348
=====================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   24

Statement of Operations

YEAR ENDED AUGUST 31, 2002

-----------------------------------------------------------------------------------------------------
                                                 CALIFORNIA         CALIFORNIA         CALIFORNIA
                                                LIMITED-TERM       INTERMEDIATE-       LONG-TERM
                                                  TAX-FREE         TERM TAX-FREE        TAX-FREE
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
INCOME:
----------------------------------------------
Interest                                          $6,745,980         $21,051,532        $16,340,500
-----------------------------------------------------------------------------------------------------

EXPENSES (Note 2):
----------------------------------------------
Management fees                                      893,389           2,291,824          1,615,104
----------------------------------------------
Trustees' fees and expenses                            4,582              12,679             11,339
----------------------------------------------
Other expenses                                         2,339               8,532              5,931
-----------------------------------------------------------------------------------------------------
                                                     900,310           2,313,035          1,632,374
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              5,845,670          18,738,497         14,708,126
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------
Net realized gain on investment
transactions (Note 3)                                341,467           2,152,760            294,782
----------------------------------------------
Change in net unrealized
appreciation on investments (Note 5)               2,627,108           4,119,745            985,657
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                   2,968,575           6,272,505          1,280,439
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $8,814,245         $25,011,002        $15,988,565
=====================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          25

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001

--------------------------------------------------------------------------------------------------------------
                                           CALIFORNIA LIMITED-TERM            CALIFORNIA INTERMEDIATE-TERM
                                                   TAX-FREE                             TAX-FREE
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     2002               2001               2002               2001
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                   $5,845,670         $5,807,930         $18,738,497        $19,658,225
------------------------------------
Net realized gain                          341,467            988,809           2,152,760          4,994,273
------------------------------------
Change in net unrealized
appreciation                             2,627,108          3,159,313           4,119,745         10,491,558
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                8,814,245          9,956,052          25,011,002         35,144,056
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income             (5,845,670)        (5,807,930)        (18,749,892)       (19,662,628)
------------------------------------
From net realized gains                  (459,423)                --          (2,896,393)                --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (6,305,093)        (5,807,930)        (21,646,285)       (19,662,628)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Proceeds from shares sold              96,716,058         57,230,476          71,184,335         56,754,019
------------------------------------
Proceeds from reinvestment
of distributions                        4,744,677          4,392,666          16,021,640         14,519,591
------------------------------------
Payments for shares redeemed          (62,832,787)       (44,047,471)        (63,051,543)       (81,351,223)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions             38,627,948         17,575,671          24,154,432        (10,077,613)
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             41,137,100         21,723,793          27,519,149          5,403,815

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                   163,928,962        142,205,169         449,974,815        444,571,000
--------------------------------------------------------------------------------------------------------------
End of period                        $205,066,062       $163,928,962        $477,493,964       $449,974,815
==============================================================================================================

Undistributed net
investment income                              --                 --                  --            $11,395
==============================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------------------------------------
Sold                                     9,088,959          5,504,851           6,299,096          5,118,501
------------------------------------
Issued in reinvestment
of distributions                           446,086            418,807           1,417,365          1,298,755
------------------------------------
Redeemed                                (5,923,690)        (4,262,026)         (5,577,878)        (7,328,510)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  3,611,355          1,661,632           2,138,583           (911,254)
==============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.
                                                                    (continued)

-----
   26

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001

--------------------------------------------------------------------------------
                                                       CALIFORNIA LONG-TERM
                                                             TAX-FREE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2002           2001
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $14,708,126     $15,375,022
---------------------------------------------
Net realized gain                                       294,782       1,738,633
---------------------------------------------
Change in net unrealized appreciation                   985,657      14,608,837
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            15,988,565      31,722,492
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (14,708,126)    (15,375,022)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            62,989,133      50,420,531
---------------------------------------------
Proceeds from reinvestment
of distributions                                      9,907,648      10,696,905
---------------------------------------------
Payments for shares redeemed                        (78,116,596)    (49,854,928)
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                                   (5,219,815)     11,262,508
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (3,939,376)     27,609,978
================================================================================

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 331,089,724     303,479,746
--------------------------------------------------------------------------------
End of period                                      $327,150,348    $331,089,724
================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------
Sold                                                  5,453,926       4,522,594
---------------------------------------------
Issued in reinvestment
of distributions                                        859,579         947,027
---------------------------------------------
Redeemed                                             (6,778,586)     (4,476,540)
--------------------------------------------------------------------------------
Net increase (decrease)                                (465,081)        993,081
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          27

Notes to Financial Statements

AUGUST 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Limited-Term Tax-Free Fund
(Limited-Term), California Intermediate-Term Tax-Free Fund (Intermediate-Term),
and California Long-Term Tax-Free Fund (Long-Term) (the funds) are three funds in a series issued by the trust. The funds are diversified under the 1940 Act.
The funds' investment objectives are to seek to obtain as high a level  of current income exempt from federal and California income taxes as is consistent with prudent investment management and conservation of shareholders' capital.
The funds invest in municipal obligations with varying maturities. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies  are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities in fund accounts with amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services  in exchange for a single, unified management  fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1625% to 0.2800%  and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the year ended August 31, 2002, the effective annual management fee was 0.51%, for Limited-Term,
Intermediate-Term, and Long-Term.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM) (See Note 4). JPM is an equity investor in ACC.

                                                                    (continued)

-----
   28

Notes to Financial Statements

AUGUST 31, 2002

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2002, were  as follows:

--------------------------------------------------------------------------------
                            LIMITED-TERM       INTERMEDIATE-       LONG-TERM
                                                   TERM
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Obligations        $104,475,584      $189,993,376      $147,241,765
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Obligations         $79,802,416      $179,893,259      $134,704,908
--------------------------------------------------------------------------------

4. BANK LOANS

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$520,000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended August 31, 2002.

5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001, were as follows:

--------------------------------------------------------------------------------
                                ORDINARY INCOME           LONG-TERM CAPITAL GAIN
--------------------------------------------------------------------------------
                             2002              2001           2002       2001
--------------------------------------------------------------------------------
Limited-Term              $ 6,188,237      $ 5,807,930      $116,856      --
---------------------
Intermediate-Term         $20,933,024      $19,662,628      $713,261      --
---------------------
Long-Term                 $14,708,126      $15,375,022        --          --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

As of August 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                    LIMITED-TERM    INTERMEDIATE-    LONG-TERM
                                                        TERM
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments     $200,921,968    $449,564,641    $313,213,281
================================================================================
Gross tax appreciation
on investments                        $8,164,279     $30,330,619     $27,133,179
------------------------------
Gross tax depreciation
on investments                                --              --         (5,999)
--------------------------------------------------------------------------------
Net tax appreciation
on investments                        $8,164,279     $30,330,619     $27,127,180
================================================================================
Undistributed ordinary
income (taxable)                         $94,917        $527,881          $3,388
--------------------------------------------------------------------------------
Accumulated long-term gains             $167,031        $550,407              --
--------------------------------------------------------------------------------
Accumulated capital losses                    --              --    $(2,833,008)
--------------------------------------------------------------------------------
Capital loss deferral                         --              --      $(203,567)
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          29

Notes to Financial Statements

AUGUST 31, 2002

5. FEDERAL TAX INFORMATION (CONTINUED)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital loss listed on the previous page represents net capital loss carryovers that may be used to offset future realized capital gains for federal income tax pusposes. The capital loss carryover for Long-Term expires in
2008 through 2009.

The capital loss deferral represents net capital losses incurred in the ten-month period ended August 31, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

6. SUBSEQUENT EVENTS -- REORGANIZATION PLAN

On September 3, 2002, the net assets of California Insured Tax-Free Fund
(Insured), a fund also issued by the trust, were acquired by Long-Term. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for the 21,242,586 shares of Insured, outstanding on September 3,
2002. The net assets of Insured and Long-Term immediately before the acquisition were $227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject  to limitations on their use under the Internal Revenue Code, as amended.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended August 31, 2002, as follows:

--------------------------------------------------------------------------------
                             LIMITED-TERM       INTERMEDIATE-        LONG-TERM
                                                    TERM
--------------------------------------------------------------------------------
Exempt interest dividends      $5,845,670         $18,739,669        $14,708,126
--------------------------------------------------------------------------------
Long-term capital gains          $116,856            $713,261                --
--------------------------------------------------------------------------------

                                                                    (continued)

-----
   30

California Limited-Term Tax-Free -  Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------
                             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $10.69     $10.40     $10.27     $10.43     $10.30
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.35       0.42       0.41       0.39       0.42
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.16       0.29       0.13      (0.16)      0.13
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.51       0.71       0.54       0.23       0.55
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.35)      (0.42)     (0.41)     (0.39)     (0.42)
-------------------------
  From Net Realized Gains   (0.03)        --         --         --         --
--------------------------------------------------------------------------------
  Total Distributions       (0.38)      (0.42)     (0.41)     (0.39)     (0.42)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $10.82      $10.69     $10.40     $10.27     $10.43
================================================================================
  TOTAL RETURN(1)            4.91%       6.94%      5.44%      2.26%      5.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                   0.51%      0.51%      0.51%      0.51%      0.52%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.30%      3.97%      4.05%      3.78%      4.02%
-------------------------
Portfolio Turnover Rate        50%        63%        97%        57%        44%
-------------------------
Net Assets, End of Period
(in thousands)            $205,066  $163,929    $142,205   $141,549   $130,137
--------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          31

California Intermediate-Term Tax-Free - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------
                             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $11.47     $11.08     $10.85     $11.37     $11.27
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income      0.47       0.50       0.50       0.49       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.15       0.39       0.23      (0.41)      0.25
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.62       0.89       0.73       0.08       0.77
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.47)     (0.50)     (0.50)     (0.49)     (0.52)
-------------------------
  From Net Realized Gains   (0.07)       --         --       (0.11)     (0.15)
--------------------------------------------------------------------------------
  Total Distributions       (0.54)     (0.50)     (0.50)     (0.60)     (0.67)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $11.55     $11.47     $11.08     $10.85     $11.37
================================================================================
  TOTAL RETURN(1)            5.63%      8.22%      6.95%      0.74%      7.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                   0.51%      0.51%       0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.13%      4.45%       4.64%      4.41%      4.60%
-------------------------
Portfolio Turnover Rate        41%        94%         73%        54%        28%
-------------------------
Net Assets, End of Period
(in thousands)            $477,494   $449,975    $444,571   $459,859   $460,604
--------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   32

California Long-Term Tax-Free -  Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------
                             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $11.70     $11.11     $10.86     $11.72     $11.48
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income      0.53       0.55       0.56       0.57       0.59
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.05       0.59       0.25      (0.76)      0.44
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.58       1.14       0.81      (0.19)      1.03
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.53)     (0.55)     (0.56)     (0.57)     (0.59)
-------------------------
  From Net Realized Gains     --         --         --       (0.10)     (0.20)
--------------------------------------------------------------------------------
  Total Distributions       (0.53)     (0.55)     (0.56)     (0.67)     (0.79)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $11.75     $11.70     $11.11     $10.86     $11.72
================================================================================
  TOTAL RETURN(1)            5.14%     10.55%      7.79%     (1.85)%     9.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                   0.51%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.58%      4.87%      5.24%      4.94%      5.07%
-------------------------
Portfolio Turnover Rate        43%        31%        24%        52%        36%
-------------------------
Net Assets, End of Period
(in thousands)            $327,150   $331,090   $303,480   $332,627   $325,194
--------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          33

Report of Independent Accountants

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Limited-Term Tax-Free Fund, the California
Intermediate-Term Tax-Free Fund and the California Long-Term Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Limited-Term
Tax-Free Fund, the California Intermediate-Term Tax-Free Fund and the California
Long-Term Tax-Free Fund (the "Funds") at August 31, 2002, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at August
31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri October 17, 2002

-----
   34

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century California Tax-Free and Municipal Funds and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified. This proposal was voted on by all shareholders of funds issued by American Century California Tax-Free and
Municipal Funds.

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              1,144,009,012
--------------------------------------------------------------------------------
Against:                                                             39,438,382
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              1,148,190,992
--------------------------------------------------------------------------------
Against:                                                             35,256,402
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              1,147,661,752
--------------------------------------------------------------------------------
Against:                                                             35,785,642
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              1,147,312,777
--------------------------------------------------------------------------------
Against:                                                             36,134,617
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                              1,123,961,989
--------------------------------------------------------------------------------
Against:                                                             59,485,405
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                              1,146,064,433
--------------------------------------------------------------------------------
Against:                                                             37,382,961
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                              1,145,683,979
--------------------------------------------------------------------------------
Against:                                                             37,763,415
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                              1,147,406,265
--------------------------------------------------------------------------------
Against:                                                             36,041,129
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

                                                                          -----
                                                                          35

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (44)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
-------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
-------------------------------------------------------------------------------

                                                                    (continued)

-----
   36

Management

INDEPENDENT TRUSTEES (CONTINUED)

KENNETH E. SCOTT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEES

JAMES E. STOWERS III (43)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993  to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 73

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          37

Management

OFFICERS

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (56)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------

C. JEAN WADE (38)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----
   38

Background Information

INVESTMENT TEAM LEADERS
-------------------------------------
PORTFOLIO MANAGERS
-------------------------------------
    Ken Salinger
-------------------------------------
    Robert Miller
-------------------------------------
    Dave MacEwen
-------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
-------------------------------------
    Steven Permut
-------------------------------------
MUNICIPAL CREDIT ANALYSTS
-------------------------------------
    David Moore
-------------------------------------
    Bill McClintock
-------------------------------------
    Tim Benham
-------------------------------------
    Brad Bode
-------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CALIFORNIA LIMITED-TERM TAX-FREE seeks safety of principal and high current income exempt from both federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of five years or less.

CALIFORNIA INTERMEDIATE-TERM TAX-FREE seeks safety of principal and high current income exempt from both federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of 5-10 years.

CALIFORNIA LONG-TERM TAX-FREE seeks safety of principal and high current income exempt from federal and California state income taxes. The fund invests in quality municipal debt securities and maintains a weighted average maturity of
10 years or more.

COMPARATIVE INDICES

The following indices are used in the report for fund performance comparisons.
They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of  more than 4,000 municipal bonds with maturities of 2-4 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is 3 years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of more than 5,000 municipal bonds with maturities of 4-6 years. The average credit rating of the securities in the index is AA1/AA2. The index's average maturity is approximately 5 years.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed  of over 4,000 municipal bonds with maturities greater than 22 years. The average credit rating of the securities  in the index is AA1/AA2. The index's average maturity is approximately 27 years.

                                                                    (continued)

                                                                          -----
                                                                          39

Background Information

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

CALIFORNIA SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS (California Limited-Term
Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 1-5 years.

CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS (California Intermediate-Term
Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California with dollar-weighted average maturities of 5-10 years.

CALIFORNIA MUNICIPAL DEBT FUNDS (California Long-Term Tax-Free) -- funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. Here are the most common S&P credit ratings and their definitions:

AAA--extremely strong ability to meet financial obligations.

AA--very strong ability to meet financial obligations.

A--strong ability to meet financial obligations.

BBB--good ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

-----
   40

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages
31-33.

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/ LEASES --securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by  the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming that all of the fund's distributions are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

                                                                     (continued)

                                                                          -----
                                                                          41

Glossary

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   42

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          43

Notes

-----
   44

Notes

                                                                          -----
                                                                          45

Notes

-----
   46

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE
BONDS
   Ginnie Mae                            CA Intermediate-Term
Tax-Free
   Inflation-Adjusted Bond               AZ Municipal
Bond
   Short-Term Government                 FL Municipal
Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY
MARKETS
   Prime Money Market                    FL Municipal Money
Market
   Government Agency Money Market        CA Tax-Free Money
Market
   Capital Preservation                  Tax-Free Money
Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0210                                  American Century Investment Services, Inc.
SH-ANN-31170N                      (c)2002 American Century Services Corporation

[front cover]

August 31, 2002

American Century
Annual Report

California High-Yield Municipal
California Insured Tax-Free

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You

[photo]
James E. Stowers, Jr. with James E. Stowers III.

The fiscal year ended August 31, 2002, was a time of tragedy, turmoil, and transition. The U.S. suffered--and began recovering from--the September 11 terrorist attacks and a recession. A wave of corporate bankruptcies and accounting scandals followed, as did deepening geopolitical concerns--U.S.-led forces occupied Afghanistan, violence in the Middle East escalated, and renewed hostilities with Iraq appeared imminent.

Reactions in the U.S. to these events included historically low short-term interest rates (to boost the economy), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and investor anxiety, which boosted "safe-haven" investments--like gold and high-quality bonds-- and undermined the stock market. In that environment,
American Century's California High-Yield Municipal and California Insured
Tax-Free funds posted positive returns.

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, and Kim
Goodwin, CIO of ACIM's U.S. growth equity group, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, and
Jim Stowers III, were appointed to the overall ACIM CIO and U.S. growth CIO positions, respectively. Bill Lyons, president and CEO of American Century
Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

CALIFORNIA HIGH-YIELD MUNICIPAL

CALIFORNIA INSURED TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION

Background Information

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                                   CALIFORNIA HIGH-YIELD      LEHMAN LONG-TERM      CALIFORNIA MUNICIPAL DEBT FUNDS(2)
                                         MUNICIPAL             MUNICIPAL INDEX      AVERAGE RETURN       FUND'S RANKING
------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/30/86)
------------------------------------------------------------------------------------------------------------------------
   6 months(1)                             4.33%                   4.22%                3.41%                 --
------------------------------------------------------------------------------------------------------------------------
   1 Year                                  6.07%                   5.62%                4.23%            1 out of 109
------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------
   3 Years                                 7.41%                   8.40%                6.68%            17 out of 97
------------------------------------------------------------------------------------------------------------------------
   5 Years                                 6.32%                   6.61%                5.41%             3 out of 84
------------------------------------------------------------------------------------------------------------------------
   10 Years                                7.04%                   7.25%                6.20%             1 out of 39
------------------------------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 29-32 for information about share classes, returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------------------------------------
                       1993      1994      1995      1996       1997      1998      1999      2000      2001     2002
------------------------------------------------------------------------------------------------------------------------
California
High-Yield
Municipal             12.61%     0.87%     7.09%     8.02%     10.61%     9.35%     0.26%     6.70%     9.50%     6.07%
------------------------------------------------------------------------------------------------------------------------
Lehman
Long-Term
Municipal Index       14.76%    -2.05%     9.43%     6.88%     11.24%    10.51%    -2.14%     7.34%    12.35%     5.62%
------------------------------------------------------------------------------------------------------------------------

The graphs and tables on this page give historical return data for California
High-Yield Municipal. Returns for the Lehman Long-Term Municipal Bond Index are
provided for comparison. California High-Yield Municipal's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the graphs and tables on this page reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

California High-Yield Municipal - Performance Review

By Steven Permut, portfolio manager

PERFORMANCE SUMMARY

California High-Yield Municipal enjoyed continued success during the fiscal year ended August 31, 2002. The fund returned above 6% for the third straight fiscal year and outperformed its comparative benchmark and the average return of 109
California Municipal Debt Funds tracked by Lipper Inc. during the most recent fiscal year. (See the previous page for details.) IN FACT, CALIFORNIA HIGH-YIELD
MUNICIPAL WAS THE TOP-RANKED FUND IN ITS LIPPER GROUP FOR THE FISCAL YEAR.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 8/31/02
-------------------------------------------------------------------------------
Net Assets                                        $373.1 million
-------------------------------------------------------------------------------
                                           8/31/02               8/31/01
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  22.7 yrs              20.9 yrs
-------------------------------------------------------------------------------
Average Duration                           7.7 yrs               7.4 yrs
-------------------------------------------------------------------------------
Expense Ratio                               0.54%                 0.54%
-------------------------------------------------------------------------------

We boosted performance with good security selection and managment of the portfolio's interest rate sensitivity. The portfolio held its value comparatively well during sell-offs early in the fiscal year because of its relatively low interest rate sensitivity, and benefited from the recent bond rally by holding zero-coupon bonds. We also avoided troubled issuers and sectors that hurt our competitors (such as airlines, health care, and project finance bonds) and enjoyed additional price gains when some of our holdings were refinanced, increasing their credit quality.

YIELDS AS OF AUGUST 31, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       4.78%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
33.79% Tax Bracket                                     7.22%
-------------------------------------------------------------------------------
36.51% Tax Bracket                                     7.53%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                     8.11%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                     8.58%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

The fund also continued to provide a competitive tax-free yield. Its SEC yield at the end of the fiscal year was more than a percentage point higher than the
3.59% average yield of its Lipper group. (See the table above for the fund's tax-equivalent yields.)

ECONOMIC & MARKET OVERVIEW

The U.S. economy improved but lost momentum. The fiscal year featured two distinct investment performance periods: 1) the first seven months (8/31/01 to
3/31/02), when the economy rebounded from recession, pushing the S&P 500 up about 2%; and 2) the last five months (4/1/02 to 8/31/02), which saw growing concerns about corporate earnings and governance, geopolitics, and economic growth, causing the S&P 500 to fall almost 20%. Municipal bonds generally posted slightly negative returns in the first period and strongly positive performance in the second, resulting in positive overall returns.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/02               2/28/02
-------------------------------------------------------------------------------
AAA                                         35%                   34%
-------------------------------------------------------------------------------
AA                                           3%                    3%
-------------------------------------------------------------------------------
A                                            2%                    3%
-------------------------------------------------------------------------------
BBB                                          4%                    3%
-------------------------------------------------------------------------------
BB                                           1%                    1%
-------------------------------------------------------------------------------
Unrated                                     55%                   56%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 31 for more information.

Investment terms are defined in the Glossary on pages 32-33.         (continued)

-----
    2

California High-Yield Municipal - Performance Review

The Lehman Brothers California Tax-Exempt Bond Index returned 5.61% for the fiscal year, compared with 6.24% for the Lehman Brothers Municipal Bond Index, a national muni index. Investors had concerns about California during the fiscal year regarding: 1) a potentially large increase in the supply of the state's muni bonds due to proposed issuance to pay for the energy crisis, and 2) a possible decline in the state's general obligation credit rating because of declining tax revenues. Neither threat materialized, but they were priced into the market.

Though the 2001 recession reduced California's growth rate and tax revenues, we believe the state is in far better economic and fiscal condition than it was after the 1990-91 recession. Silicon Valley was hit hard when the dot-com bubble burst, but the state economy has remained strong overall because of southern
California and the Central Valley. Southern California's economy in particular went through a major restructuring as a result of the 1990-91 recession, the loss of defense contracts when the Cold War ended, and the Northridge earthquake. So its industry is more diverse and less exposed to the boom and bust of the dot-com economy.

In addition, California income tax revenues are holding up relatively well because the state's employment picture looks better than the nation's as a whole. And California's counties are currently in good financial condition--their revenues are tied to property taxes, which have been helped by the red-hot housing market.

OUTLOOK

We're continuing with what's worked well for us in the past. The portfolio's zero-coupon bonds have additional appreciation potential if the bond market continues to rally, and we have other holdings, particularly land-secured bonds, that should do relatively well in a rising-rate environment.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                8/31/02
-------------------------------------------------------------------------------
Land Based                                                        34%
-------------------------------------------------------------------------------
GO                                                                11%
-------------------------------------------------------------------------------
COPs/Leases                                                        7%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            7%
-------------------------------------------------------------------------------
Prerefunded                                                        6%
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                2/28/02
-------------------------------------------------------------------------------
Land Based                                                        40%
-------------------------------------------------------------------------------
GO                                                                10%
-------------------------------------------------------------------------------
COPs/Leases                                                        8%
-------------------------------------------------------------------------------
Housing Revenue                                                    7%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                             5%
-------------------------------------------------------------------------------

                                                                          -----
                                                                          3

California High-Yield Municipal -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 98.1%

CALIFORNIA -- 93.5%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                      $     388,160
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,167,300
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing
                   Auth. Rev., Series 1997 A,
                   6.00%, 9/1/24 (FSA)                                1,400,664
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15 (Acquired
                   8/13/99, Cost $983,530)(2)                         1,007,560
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28 (Acquired
                   8/13/99, Cost $2,878,260)(2)                       2,865,750
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               461,910
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               442,640
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               338,550
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (AMBAC)(1)                                    498,640
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (AMBAC)(1)                                    938,600
--------------------------------------------------------------------------------
        3,700,000  Cabrillo Unified School District
                   GO, Series 1996 A, 6.00%,
                   8/1/21 (AMBAC)(1)                                  1,436,192
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             613,343
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                             593,102
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             577,298
--------------------------------------------------------------------------------
        2,330,000  California Educational Facilities
                   Auth. Rev., (Santa Clara
                   University), 5.25%, 9/1/26                         2,466,445
--------------------------------------------------------------------------------
        3,495,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University),
                   6.75%, 6/1/30                                      3,769,637
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                      $   2,686,720
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)                                2,645,975
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., (Rancho
                   Vallecitos - San Marcos),
                   6.75%, 11/15/36                                    1,899,685
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,577,139
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,256,460
--------------------------------------------------------------------------------
        1,490,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24 (Acquired 3/13/97,
                   Cost $1,490,000)(2)                                1,575,139
--------------------------------------------------------------------------------
        3,170,000  California Statewide
                   Communities Development
                   Auth. COP, (Sonoma County  Indian
                   Health), 6.40%, 9/1/29
                   (Acquired 7/20/99, Cost
                   $3,128,093)(2)                                     3,040,569
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Windward School),
                   6.90%, 9/1/23                                      2,087,060
--------------------------------------------------------------------------------
        9,330,000  California Statewide
                   Communities Development
                   Auth. COP, Series 1999 A,  (Windsor
                   Terrace Healthcare),
                   7.875%, 10/1/29 (Acquired
                   10/26/99, Cost $9,330,000)(2)                      9,422,152
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev.,  (Thomas
                   Jefferson School of
                   Law), 7.75%, 10/1/31                               2,057,460
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,690,236
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/31                                      2,545,575
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/31                                      2,489,198
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,061,820
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    4

California High-Yield Municipal -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/23
                   (MBIA)(1)                                      $     363,941
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/24
                   (MBIA)(1)                                            339,722
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/25
                   (MBIA)(1)                                            321,724
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/26
                   (MBIA)(1)                                            302,975
--------------------------------------------------------------------------------
        1,975,000  Center Unified School District
                   GO, Series 2000 C, 5.80%,
                   9/1/21 (MBIA)(1)                                     762,014
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,830,815
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1 Area A), 6.10%,
                   9/1/32                                             2,145,072
--------------------------------------------------------------------------------
        7,995,000  Chula Vista Special Tax Rev.,
                   (Community Facilities District
                   No. 99-1), 7.625%, 9/1/29                          8,808,091
--------------------------------------------------------------------------------
           70,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   (Oakhurst Assessment
                   District), 8.00%, 9/2/14                              72,948
--------------------------------------------------------------------------------
           15,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1988 A, (Oakhurst
                   Assessment District), 8.40%,
                   9/2/10                                                15,696
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,915,743
--------------------------------------------------------------------------------
        4,225,000  Colton Public Financing Auth.
                   Rev., (Electric System), 7.50%,
                   10/1/03, Prerefunded at 101%
                   of Par(3)                                          4,530,890
--------------------------------------------------------------------------------
          610,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $610,000)(2)                                         723,204
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               740,645
--------------------------------------------------------------------------------
          730,000  Corona-Norco Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2002 A, 6.00%, 9/1/25(4)                             727,752
--------------------------------------------------------------------------------
        1,000,000  Corona-Norco Unified School
                   District Public Financing Auth.
                   Special Tax Rev., Series
                   2002 A, 6.10%, 9/1/32(4)                           1,002,380
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,872,955
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,010,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/24
                   (FSA)(1)                                       $     318,847
--------------------------------------------------------------------------------
        1,035,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/25
                   (FSA)(1)                                             306,546
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     384,330
--------------------------------------------------------------------------------
        3,545,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   5.25%, 6/1/18 (MBIA)                               3,802,970
--------------------------------------------------------------------------------
        2,000,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   5.00%, 6/1/38 (MBIA)                               2,006,340
--------------------------------------------------------------------------------
        4,455,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 1992-1), 5.60%,
                   9/1/09                                             4,835,368
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 2001-1 Promontory
                   Specific), 6.30%, 9/1/31                           2,548,075
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/20
                   (FGIC)                                             1,079,470
--------------------------------------------------------------------------------
        1,840,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/22
                   (FGIC)                                             1,958,625
--------------------------------------------------------------------------------
        2,000,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.65%, 9/1/19                                      2,445,560
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 3/1/29                                      5,192,483
--------------------------------------------------------------------------------
        3,835,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,973,405
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,611,816
--------------------------------------------------------------------------------
        1,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 7.25%, 9/1/21                              1,578,825
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,525,613
--------------------------------------------------------------------------------
        5,000,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             5,095,750
--------------------------------------------------------------------------------
        2,500,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1994 B, (Jurupa Hills),
                   7.70%, 1/1/05, Prerefunded at
                   102% of Par(3)                                     2,889,900
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax GO,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,030,930
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

California High-Yield Municipal - Schedule of
Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 5,000,000  Fullerton School District
                   Special Tax GO, (Community
                   Facilities District No. 2001-1),
                   6.375%, 9/1/31                                 $   5,124,750
--------------------------------------------------------------------------------
        1,180,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facility),  7.75%
                   , 9/1/05, Prerefunded at
                   102% of Par(3)                                     1,412,684
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,772,496
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                2,919,931
--------------------------------------------------------------------------------
        3,615,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,847,119
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,038,360
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,310,000
--------------------------------------------------------------------------------
        2,000,000  Industry Urban Redevelopment
                   Agency Tax Allocation Rev.,
                   (Project 3), 6.90%, 11/1/16                        2,053,840
--------------------------------------------------------------------------------
        1,150,000  Irvine Limited Obligation COP,
                   (Assessment District 97-17),
                   5.00%, 9/2/08                                      1,187,479
--------------------------------------------------------------------------------
        1,140,000  Irvine Limited Obligation COP,
                   (Assessment District 97-17),
                   5.125%, 9/2/09                                     1,176,868
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              239,830
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,636,625
--------------------------------------------------------------------------------
        2,100,000  Lee Lake Water District Rev.,
                   (Montecito Ranch), 6.125%,
                   9/1/32                                             2,088,282
--------------------------------------------------------------------------------
        6,900,000  Livermore-Amador Valley
                   Water Management Agency
                   Rev., Series 2001 A, 5.00%,
                   8/1/31 (AMBAC)                                     6,941,676
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,083,300
--------------------------------------------------------------------------------
        3,055,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 A-A-1, (Power Systems),
                   5.25%, 7/1/22 (FSA)                                3,198,799
--------------------------------------------------------------------------------
        2,150,000  Los Angeles State Building
                   Auth. Lease Rev., Series
                   1993 A, (State Department of
                   General Services), 5.625%,
                   5/1/11                                             2,455,300
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24(1)                             471,150
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas
                   Community Development),
                   5.55%, 6/1/30                                  $   7,706,908
--------------------------------------------------------------------------------
        4,000,000  Metropolitan Water District of
                   Southern California Waterworks
                   Rev., Series 1997 A, 5.00%,
                   7/1/37                                             4,001,680
--------------------------------------------------------------------------------
        2,555,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,752,169
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,480,600
--------------------------------------------------------------------------------
        1,265,000  Montebello Unified School
                   District GO, 5.23%, 8/1/20
                   (FGIC)(1)(4)                                         523,482
--------------------------------------------------------------------------------
        1,000,000  Montebello Unified School
                   District GO, 5.31%, 8/1/21
                   (FGIC)(1)(4)                                         387,450
--------------------------------------------------------------------------------
        1,000,000  Montebello Unified School
                   District GO, 5.47%, 8/1/23
                   (FGIC)(1)(4)                                         337,870
--------------------------------------------------------------------------------
        1,450,000  Monterey County COP, (Master
                   Plan Financing), 5.00%,
                   8/1/32 (MBIA)                                      1,456,047
--------------------------------------------------------------------------------
        4,100,000  Murrieta COP, (Community
                   Facilities District No. 2000-1),
                   6.375%, 9/1/30                                     4,169,700
--------------------------------------------------------------------------------
        1,800,000  Northridge Water District COP,
                   (1993 & 2001 Projects),
                   5.25%, 2/1/22 (AMBAC)                              1,892,070
--------------------------------------------------------------------------------
        2,000,000  Novato Community Facility
                   District No. 1 Special Tax Rev.,
                   (Vintage Oaks), 7.20%, 8/1/15                      2,115,440
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/21                                            2,134,820
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/29                                            1,393,470
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 1
                   Ladera Ranch), 6.25%,
                   8/15/30                                            4,703,098
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/32                                            2,432,256
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,386,910
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

California High-Yield Municipal -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                         $   1,271,210
--------------------------------------------------------------------------------
        2,805,000  Palomar Pomerado Health Care
                   District COP, (Indian Health
                   Council Inc.), 6.25%, 10/1/29                      2,833,835
--------------------------------------------------------------------------------
        4,775,000  Palos Verdes Peninsula Unified
                   School District GO, 5.82%,
                   11/1/26 (FGIC)(1)                                  1,312,600
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24(1)                                     314,640
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25(1)                                     303,140
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development Project), 6.20%,
                   8/1/25 (AMBAC)(1)                                    859,908
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,843,135
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,400,810
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,135,368
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                              761,922
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,193,389
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              316,020
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   (Capital Appreciation), 6.28%,
                   8/1/18 (FGIC)(1)                                     751,344
--------------------------------------------------------------------------------
        5,000,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                           5,187,200
--------------------------------------------------------------------------------
        2,955,000  Poway Community Facilities
                   District Special Tax Rev.,
                   (No. 88-1, Parkway Business
                   Center), 6.75%, 8/1/15                             3,234,513
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,951,778
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,059,000
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              575,535
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                        $     811,192
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,607,909
--------------------------------------------------------------------------------
        2,060,000  Riverside County Improvement
                   Bond GO, (Assessment District
                   No. 168 - Rivercrest), 6.70%,
                   9/2/26                                             2,136,735
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District GO, Series 2000 A,
                   (Community Facilities District
                   No. 7), 7.00%, 5/31/30                             5,113,941
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,391,117
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       688,105
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       703,108
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                     1,566,570
--------------------------------------------------------------------------------
        2,055,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/17
                   (MBIA)                                             2,217,057
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,229,320
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax COP,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,071,800
--------------------------------------------------------------------------------
        1,900,000  Salinas Improvement Bond
                   Act 1915 Special Assessment,
                   Series A-179, (Harden Ranch
                   Assessment District 94-1),
                   6.875%, 9/2/11                                     1,957,551
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/24 (FGIC)(1)                              812,902
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/25 (FGIC)(1)                              787,839
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,118,637
--------------------------------------------------------------------------------
        2,000,000  San Diego County Water Auth.
                   Rev., Series 2002 A, 5.00%,
                   5/1/32 (MBIA)                                      2,013,360
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,178,870
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

California High-Yield Municipal -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 3,225,000  San Diego Unified School
                   District GO, Series 2002 D,
                   (Election of 1998), 5.25%,
                   7/1/24 (FGIC)(4)                               $   3,379,736
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     790,400
--------------------------------------------------------------------------------
        5,000,000  San Jose Multifamily Housing
                   Rev., Series 1999 A, (Helzer
                   Courts Apartments), 6.40%,
                   12/1/41 (LOC: Union Bank of
                   California) (Acquired 6/3/99,
                   Cost $5,000,000)(2)                                4,893,950
--------------------------------------------------------------------------------
        1,580,000  San Juan Unified School
                   District GO, 5.94%, 8/1/24
                   (FGIC)(1)                                            498,790
--------------------------------------------------------------------------------
        1,595,000  San Juan Unified School
                   District GO, 5.94%, 8/1/25
                   (FGIC)(1)                                            472,407
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,267,607
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        617,645
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,451,352
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                            709,150
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/18 (AMBAC)                                     1,337,676
--------------------------------------------------------------------------------
        1,000,000  Stockton Community Facilities
                   District Special Tax, (Brookside
                   Estates No. 90-2), 6.20%,
                   8/1/15                                             1,053,710
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax, (No. 2001-1
                   Spanos Park West),
                   6.375%, 9/1/32                                     4,286,787
--------------------------------------------------------------------------------
        9,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              8,819,819
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, (Improvement
                   District No. 2-A), 6.19%,
                   8/1/22(1)                                            975,986
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, (Improvement
                   District No. 2-A), 6.19%,
                   8/1/23(1)                                            751,581
--------------------------------------------------------------------------------
        1,770,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/3/05, Prerefunded
                   at 102% of Par(3)                                  2,090,352
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 2,000,000  Tustin Unified School District
                   Special Tax, (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/35                                 $   2,440,720
--------------------------------------------------------------------------------
        1,250,000  Tustin Unified School District
                   Special Tax, (Community
                   Facilities District No. 97-1-B),
                   (Junior Lien), 5.60%, 9/1/29                       1,246,713
--------------------------------------------------------------------------------
        1,650,000  Tustin Unified School District
                   Special Tax, (Community
                   Facilities District No. 97-1-B),
                   (Junior Lien), 5.625%, 9/1/32                      1,647,146
--------------------------------------------------------------------------------
        4,000,000  Vallejo Hiddenbrooke
                   Improvement District No. 1
                   Rev., 6.50%, 9/1/31                                4,091,920
--------------------------------------------------------------------------------
        1,630,000  Vallejo Multifamily Housing
                   Rev., Series 1998 B, (Solano
                   Affordable Housing), 8.25%,
                   4/1/39 (Acquired 10/21/98,
                   Cost $1,583,561)(2)                                1,784,426
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,109,840
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,425,639
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%, 9/1/29                    1,011,050
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                            910,883
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            454,710
--------------------------------------------------------------------------------
                                                                    346,126,213
--------------------------------------------------------------------------------
PUERTO RICO -- 4.6%
--------------------------------------------------------------------------------
       16,000,000  Puerto Rico Infrastructure
                   Financing Auth., Series 2000 A,
                   5.50%, 10/1/40(5)                                 17,075,999
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $343,654,322)                                                 363,202,212
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 1.9%

CALIFORNIA -- 1.9%
--------------------------------------------------------------------------------
        2,450,000  California GO, VRDN, 1.37%,
                   9/5/02 (AMBAC) (Acquired
                   8/13/02, Cost $2,450,000)(2)                       2,450,000
--------------------------------------------------------------------------------
        4,400,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A-2,
                   (Power Systems), VRDN,
                   1.35%, 9/5/02                                      4,400,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM
MUNICIPAL SECURITIES
(Cost $6,850,000)                                                     6,850,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $350,504,322)                                                $370,052,212
================================================================================

See Notes to Financial Statements.                                  (continued)

-----
    8

California High-Yield Municipal -  Schedule of Investments

AUGUST 31, 2002

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

(1)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value  at maturity.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $27,762,750, which represented 7.4% of net assets.

(3)  Escrowed to maturity in U.S. government securities or state and local government securities.

(4)  When-issued security.

(5)  Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

                                                                          -----
                                                                          9

California Insured Tax-Free -  Performance

 TOTAL RETURNS AS OF AUGUST 31, 2002
------------------------------------------------------------------------------------------------------------------------
                               CALIFORNIA INSURED      LEHMAN LONG-TERM      CALIFORNIA INSURED   MUNICIPAL DEBT FUNDS(2)
                                    TAX-FREE            MUNICIPAL INDEX        AVERAGE RETURN       FUND'S RANKING
------------------------------------------------------------------------------------------------------------------------
   6 months(1)                       3.45%                  4.22%                   3.60%                  --
------------------------------------------------------------------------------------------------------------------------
   1 Year                            5.10%                  5.62%                   4.56%              6 out of 24
------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------
   3 Years                           7.78%                  8.40%                   7.03%              3 out of 23
------------------------------------------------------------------------------------------------------------------------
   5 Years                           6.04%                  6.61%                   5.48%              3 out of 23
------------------------------------------------------------------------------------------------------------------------
   10 Years                          6.56%                  7.25%                   6.38%              3 out of 9
------------------------------------------------------------------------------------------------------------------------

The fund's inception date was 12/30/86.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 29-32 for information about share classes, returns, the comparative index, and Lipper fund rankings.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
------------------------------------------------------------------------------------------------------------------------
                     1993      1994      1995      1996       1997      1998       1999      2000     2001      2002
------------------------------------------------------------------------------------------------------------------------
California
Insured Tax-Free    13.74%    -1.68%     8.09%     6.60%      9.25%     8.96%     -1.71%     7.90%   10.40%     5.10%
------------------------------------------------------------------------------------------------------------------------
Lehman
Long-Term
Municipal Index     14.76%    -2.05%     9.43%     6.88%     11.24%    10.51%     -2.14%     7.34%   12.35%     5.62%
------------------------------------------------------------------------------------------------------------------------

The graphs and tables on this page give historical return data for California
Insured Tax-Free. Returns for the Lehman Long-Term Municipal Bond Index are
provided for comparison. California Insured Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the graphs and tables on this page reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
   10

California Insured Tax-Free - Performance Review

By Dave MacEwen, portfolio manager

PERFORMANCE SUMMARY

California Insured Tax-Free returned above 5% for the third straight fiscal year and continued to outperform the average return of 24 California Insured
Municipal Debt Funds tracked by Lipper Inc. (See the previous page for details and the table at right for the fund's tax-equivalent yields.)

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 8/31/02
-------------------------------------------------------------------------------
Net Assets                                        $227.9 million
-------------------------------------------------------------------------------
                                           8/31/02               8/31/01
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  15.0 yrs              15.1 yrs
-------------------------------------------------------------------------------
Average Duration                           6.7 yrs               8.2 yrs
-------------------------------------------------------------------------------
Expense Ratio                               0.51%                 0.51%
-------------------------------------------------------------------------------

We believe we stayed ahead of the Lipper average by consistently managing the portfolio's sensitivity to interest rate changes better than our peers did. It also helped that the fund continued to have a much lower expense ratio (0.51% as of 8/31/02) than the Lipper group average (1.14%). Over time, lower expenses translate into higher yields and more competitive returns.

YIELDS AS OF AUGUST 31, 2002
-------------------------------------------------------------------------------
30-DAY SEC YIELD
-------------------------------------------------------------------------------
                                                       3.33%
-------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS
-------------------------------------------------------------------------------
33.79% Tax Bracket                                     5.03%
-------------------------------------------------------------------------------
36.51% Tax Bracket                                     5.24%
-------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.65%
-------------------------------------------------------------------------------
44.31% Tax Bracket                                     5.98%
-------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.

ECONOMIC & MARKET OVERVIEW

U.S. economic growth improved but not as much as originally anticipated. The fiscal year featured two distinct investment performance periods:  1) the first seven months (8/31/01  to 3/31/02), when the economy rebounded from recession, pushing  the S&P 500 up about 2%; and 2) the last five months (4/1/02 to
8/31/02), which saw growing concerns about corporate earnings and governance, geopolitics, and economic growth, causing the S&P 500 to fall almost 20%.
Municipal bonds generally posted slightly negative returns in the first period and strongly positive performance in the second, resulting in positive overall returns.

The Lehman Brothers California Tax-Exempt Bond Index returned 5.61% for the fiscal year, compared with 6.24% for the Lehman Brothers Municipal Bond Index, a national muni index. Investors had concerns about California during the fiscal year regarding: 1) a potentially large increase in the supply of the state's muni bonds due to proposed issuance to pay for the energy crisis, and 2) a possible decline in the state's general obligation credit rating because of declining tax revenues. Neither threat materialized, but they were priced into the market.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/02               2/28/02
-------------------------------------------------------------------------------
AAA                                         98%                   99%
-------------------------------------------------------------------------------
AA                                           2%                    1%
-------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 31 for more information.

Investment terms are defined in the Glossary on pages 32-33.        (continued)

                                                                          -----
                                                                          11

California Insured Tax-Free - Performance Review

Though the 2001 recession reduced California's growth rate and tax revenues, we believe the state is in far better economic and fiscal condition than it was after the 1990-91 recession. Silicon Valley was hit hard when the dot-com bubble burst, but the state economy has remained strong overall because of southern
California and the Central Valley. Southern California's economy in particular went through a major restructuring as a result of the 1990-91 recession, the loss of defense contracts when the Cold War ended, and the Northridge earthquake. So its industry is more diverse and less exposed to the boom and bust of the dot-com economy.

In addition, California income tax revenues are holding up relatively well because the state's employment picture looks better than the nation's as a whole. And California's counties are currently in good financial condition--their revenues are tied to property taxes, which have been helped by the red-hot housing market.

OUTLOOK

To eliminate redundancies, concentrate the efforts of our investment teams, and better meet the needs of investors, American Century has combined and eliminated some fixed-income funds. As a result, this will be the last shareholder report for California Insured  Tax-Free, which, by shareholder approval, was combined recently with California Long-Term Tax-Free, a portfolio managed in a similar style  by the same investment team. On September 3, 2002, shares of California
Insured were exchanged for those of California Long-Term. For the latest information on California Long-Term, including its annual report and third-
quarter commentary, please visit American Century's Web site at
www.americancentury.com.

TOP FIVE SECTORS
-------------------------------------------------------------------------------
                                                               % OF FUND
                                                              INVESTMENTS
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                8/31/02
-------------------------------------------------------------------------------
COPs/Leases                                                       29%
-------------------------------------------------------------------------------
GO                                                                14%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                           11%
-------------------------------------------------------------------------------
Tax Allocation Revenue                                            10%
-------------------------------------------------------------------------------
Electric Revenue                                                   9%
-------------------------------------------------------------------------------
                                                                 AS OF
                                                                2/28/02
-------------------------------------------------------------------------------
COPs/Leases                                                       31%
-------------------------------------------------------------------------------
GO                                                                12%
-------------------------------------------------------------------------------
Electric Revenue                                                  11%
-------------------------------------------------------------------------------
Water and Sewer Revenue                                            9%
-------------------------------------------------------------------------------
Housing Revenue                                                    7%
-------------------------------------------------------------------------------

-----
   12

California Insured Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.7%

       $4,600,000  Alameda County COP, Series
                   2001 A, 4.25%, 12/1/11
                   (MBIA)                                         $   4,891,042
--------------------------------------------------------------------------------
        5,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A, (Municipal
                   Facilities), 5.50%, 1/1/32
                   (MBIA)                                             5,515,230
--------------------------------------------------------------------------------
        1,000,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,313,720
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/17 (FSA)                                       1,321,945
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/18 (FSA)                                       1,314,414
--------------------------------------------------------------------------------
        1,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               1,753,095
--------------------------------------------------------------------------------
          900,000  Brea Redevelopment Agency
                   Tax Allocation Rev., (Project
                   AB), 6.125%, 8/1/13 (MBIA)                           953,667
--------------------------------------------------------------------------------
        1,950,000  Cabrillo Community College
                   District, Series 2000 B, 6.15%,
                   8/1/20(1)                                            808,353
--------------------------------------------------------------------------------
        2,000,000  California GO, 5.00%, 10/1/12
                   (MBIA-IBC)                                         2,188,260
--------------------------------------------------------------------------------
        3,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                    3,008,640
--------------------------------------------------------------------------------
        3,200,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series 1998
                   C-4, 5.65%, 8/1/16 (FHA/VA)                        3,407,552
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,285,240
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                4,512,920
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,486,841
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(2)                                    4,831,204
--------------------------------------------------------------------------------
        7,000,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC, California
                   Mortgage Insurance)                                7,218,960
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,340,000  California University System
                   Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/37 (MBIA)                                 $   1,422,611
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,471,184
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,929,625
--------------------------------------------------------------------------------
        5,400,000  Central Unified School District
                   COP, 3.50%, 1/1/35 (AMBAC)                         5,580,738
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,633,312
--------------------------------------------------------------------------------
        2,400,000  Covina-Valley Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                2,571,960
--------------------------------------------------------------------------------
        2,500,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                      2,634,575
--------------------------------------------------------------------------------
        1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/19
                   (FGIC)                                             1,714,900
--------------------------------------------------------------------------------
        2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                             2,726,503
--------------------------------------------------------------------------------
        1,695,000  Escondido Unified School
                   District COP, 4.75%, 7/1/23
                   (MBIA)                                             1,689,339
--------------------------------------------------------------------------------
        3,100,000  Foothill-De Anza Community
                   College District COP, 6.25%,
                   9/1/13 (Connie Lee)                                3,301,407
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A-1, 6.25%, 9/1/14
                   (AMBAC)                                            2,421,824
--------------------------------------------------------------------------------
        4,830,000  Glendale Unified School
                   District COP, Series 1994 A,
                   6.50%, 3/1/12 (AMBAC)                              5,256,441
--------------------------------------------------------------------------------
        1,965,000  Glendale Unified School
                   District GO, Series 2001 D,
                   5.375%, 9/1/20 (MBIA)                              2,108,425
--------------------------------------------------------------------------------
        3,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     3,557,700
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)                                             1,638,539
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)                                             3,875,098
--------------------------------------------------------------------------------
        1,500,000  Lakewood Redevelopment
                   Agency Tax Allocation, Series
                   1992 A, (Project No. 1),
                   6.50%, 9/1/17 (FSA)                                1,537,485
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

California Insured Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                   $   1,499,886
--------------------------------------------------------------------------------
        1,055,000  Little Lake City School District
                   GO, Series 2002 B, 5.375%,
                   7/1/27 (FSA)                                       1,109,818
--------------------------------------------------------------------------------
          400,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 C,
                   7.00%, 1/1/14 (AMBAC)                                422,116
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/14
                   (FSA)                                              3,776,920
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation, Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/15
                   (FSA)                                              4,334,440
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1996 A, (Proposition A),
                   6.00%, 7/1/06, Prerefunded at
                   101% of Par (MBIA)(2)                              2,316,900
--------------------------------------------------------------------------------
        1,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposition A),
                   4.00%, 7/1/05 (FSA)                                1,170,213
--------------------------------------------------------------------------------
        1,000,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 A-A-2, (Power Systems),
                   5.375%, 7/1/18 (MBIA)                              1,081,710
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,140,702
--------------------------------------------------------------------------------
        4,960,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                            6,188,642
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,196,538
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,155,600
--------------------------------------------------------------------------------
        3,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     3,572,675
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,759,500
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,207,010
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                  $   1,260,180
--------------------------------------------------------------------------------
        1,100,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                              1,103,817
--------------------------------------------------------------------------------
        1,000,000  Redwood City Elementary
                   School District GO, 5.00%,
                   8/1/16 (FGIC)                                      1,097,500
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. COP, Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             1,663,275
--------------------------------------------------------------------------------
       12,500,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                           13,316,500
--------------------------------------------------------------------------------
        3,555,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 P, 5.25%, 8/15/20 (FSA)                       3,775,303
--------------------------------------------------------------------------------
        3,695,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            3,996,216
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at 102%
                   of Par (MBIA)                                      1,596,125
--------------------------------------------------------------------------------
        7,000,000  San Diego County COP, 5.625%,
                   9/1/12 (AMBAC)                                     8,127,560
--------------------------------------------------------------------------------
        3,355,000  San Diego Redevelopment
                   Agency Rev., (Centre City
                   Redevelopment), 5.25%,
                   9/1/19 (FSA)                                       3,607,229
--------------------------------------------------------------------------------
        2,600,000  San Diego Redevelopment
                   Agency Rev., (Centre City
                   Redevelopment), 5.25%,
                   9/1/20 (FSA)                                       2,779,400
--------------------------------------------------------------------------------
        8,330,000  San Francisco City and County
                   Airport Commission
                   International Airport Rev.,
                   Issue 2, 6.75%, 5/1/20 (MBIA)                      8,735,421
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,425,396
--------------------------------------------------------------------------------
        1,000,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A, 5.25%,
                   6/1/18 (MBIA)                                      1,107,220
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                             3,649,770
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,627,020
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   GO, (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            2,993,225
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
   14

California Insured Tax-Free -  Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $2,705,000  South Gate COP, Series
                   2002 A, 5.50%, 9/1/21
                   (AMBAC)                                        $   2,968,251
--------------------------------------------------------------------------------
        1,525,000  Stanton Redevelopment
                   Agency Tax Allocation,
                   (Stanton Community  Development),
                   5.45%, 12/1/17 (AMBAC)                             1,601,555
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,376,446
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      3,051,875
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)                              1,728,812
--------------------------------------------------------------------------------
        3,500,000  William S. Hart Union High
                   School District COP, (School
                   Facilities), 2.40%, 1/15/04
                   (FSA)                                              3,541,335
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,272,394
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $200,454,339)                                                 218,217,244
--------------------------------------------------------------------------------

MUNICIPAL DERIVATIVES(3) -- 2.0%

        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 10.06%, 4/22/09
                   (FGIC)                                             1,301,900
--------------------------------------------------------------------------------
        3,000,000  Southern California Public
                   Power Auth. Rev., Yield Curve
                   Notes, Inverse Floater, 9.07%,
                   7/1/17 (FGIC)                                      3,297,720
--------------------------------------------------------------------------------
TOTAL MUNICIPAL DERIVATIVES
(Cost $4,023,007)                                                     4,599,620
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES -- 1.3%

        2,950,000  California GO, Series
                   2000 A-11, VRDN, 1.80%,
                   9/4/02 (SBBPA: Bayerische
                   Hypo-Und Vereinsbank A.G.)
                   (Acquired 8/23/02, Cost
                   $2,950,000)(4)                                     2,950,000
--------------------------------------------------------------------------------
(Cost $2,950,000)
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $207,427,346)                                                $225,766,864
================================================================================

See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

(1)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value  at maturity.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change.

(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $2,950,000, which represented 1.3% of net assets.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Statement of Assets and Liabilities

AUGUST 31, 2002
--------------------------------------------------------------------------------
                                             CALIFORNIA         CALIFORNIA
                                             HIGH-YIELD          INSURED
                                              MUNICIPAL          TAX-FREE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $350,504,322 and
$207,427,346, respectively)
(Note 5)                                     $370,052,212       $225,766,864
---------------------------------------
Cash                                            3,330,457                 --
---------------------------------------
Receivable for capital shares sold                122,610                 --
---------------------------------------
Interest receivable                             6,317,355          3,177,572
--------------------------------------------------------------------------------
                                              379,822,634        228,944,436
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                            --             738,335
---------------------------------------
Payable for investments purchased             6,262,408            --
---------------------------------------
Accrued management fees
(Note 2)                                        162,543           96,211
---------------------------------------
Dividends payable                               330,765          214,358
---------------------------------------
Accrued expenses and
other liabilities                                 6,364            4,185
--------------------------------------------------------------------------------
                                              6,762,080        1,053,089
--------------------------------------------------------------------------------
NET ASSETS                                 $373,060,554     $227,891,347
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding -- Investor Class
(unlimited number of
shares authorized)                          37,914,216         21,242,586
================================================================================

NET ASSET VALUE PER SHARE                        $9.84             $10.73
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                             $360,145,684       $209,857,624
---------------------------------------
Undistributed net investment income               41,278              --
---------------------------------------
Accumulated net realized loss
on investment transactions                    (6,674,298)          (305,795)
---------------------------------------
Net unrealized appreciation
on investments (Note 5)                       19,547,890         18,339,518
--------------------------------------------------------------------------------
                                            $373,060,554       $227,891,347
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
16

Statement of Operations

YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------
                                              CALIFORNIA         CALIFORNIA
                                              HIGH-YIELD          INSURED
                                              MUNICIPAL          TAX-FREE
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------
Interest                                    $19,907,203       $10,945,825
--------------------------------------------------------------------------------

EXPENSES (Note 2):
---------------------------------------
Management fees                               1,799,729         1,120,811
---------------------------------------
Trustees' fees and expenses                      20,415             7,921
---------------------------------------
Other expenses                                    6,364             4,185
--------------------------------------------------------------------------------
                                              1,826,508         1,132,917
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                        18,080,695         9,812,908
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions
(Note 3)                                      1,439,977          842,734
---------------------------------------
Change in net unrealized appreciation on
investments (Note 5)                          1,034,733          434,089
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN                               2,474,710        1,276,823
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   $20,555,405      $11,089,731
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          17

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------
                                      CALIFORNIA HIGH-YIELD MUNICIPAL         CALIFORNIA INSURED TAX-FREE
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                   2002                2001                2002            2001
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                $18,080,695         $17,709,544         $9,812,908       $9,701,383
-----------------------------------
Net realized gain                      1,439,977           3,555,980            842,734          654,236
-----------------------------------
Change in net
unrealized appreciation                1,034,733           8,594,722            434,089       10,279,856
------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             20,555,405          29,860,246         11,089,731       20,635,475
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
From net investment income           (18,160,179)        (17,710,881)        (9,812,908)     (9,701,992)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Proceeds from shares sold            103,553,313          73,082,970         42,457,639      55,877,436
-----------------------------------
Proceeds from reinvestment
of distributions                      13,310,165          13,140,158          6,777,943       6,733,233
-----------------------------------
Payments for shares redeemed         (82,598,545)        (80,169,359)       (42,698,520)    (52,139,634)
------------------------------------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions       34,264,933           6,053,769          6,537,062      10,471,035
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS            36,660,159          18,203,134          7,813,885      21,404,518

NET ASSETS
------------------------------------------------------------------------------------------------------------
Beginning of period                  336,400,395         318,197,261        220,077,462     198,672,944
------------------------------------------------------------------------------------------------------------
End of period                       $373,060,554        $336,400,395       $227,891,347    $220,077,462
============================================================================================================
Undistributed net
investment income                        $41,278             $79,484                --              --
============================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
------------------------------------------------------------------------------------------------------------
Sold                                  10,731,130           7,779,762          4,014,639       5,444,227
-----------------------------------
Issued in reinvestment
of distributions                       1,378,268           1,378,772            643,393         652,745
-----------------------------------
Redeemed                              (8,552,702)         (8,523,095)        (4,041,622)     (5,091,935)
------------------------------------------------------------------------------------------------------------
Net increase                           3,556,696             635,439            616,410       1,005,037
============================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   18

Notes to Financial Statements

AUGUST 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(High-Yield) and California Insured Tax-Free Fund (Insured) (the funds) are two funds in a series issued by the trust. High-Yield is non-diversified and Insured is diversified under the 1940 Act. The funds seek high current income that is exempt from federal and California income taxes. High-Yield seeks to provide as high a level of current income as is consistent with its investment policies, which permit investment in lower-rated and unrated municipal securities. Insured seeks to provide as high a level of current income as is consistent with safety of principal through investment in insured California municipal securities. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

MULTIPLE CLASS -- Insured is authorized to issue the Investor Class. High-Yield is authorized to issue the following classes of shares: the Investor Class and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class in High-Yield had not commenced as of August 31,
2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds  will segregate cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class, as applicable. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.1925% to 0.3100% and
0.1625% to 0.2800%, for High-Yield and Insured, respectively. The rates for the
Complex Fee (Investor Class and C Class) range from 0.2900% to 0.3100%. For the year ended August 31, 2002, the effective annual management fee for Investor
Class was 0.54% and 0.51% for High-Yield and Insured, respectively.

                                                                     (continued)

                                                                          -----
                                                                          19

Notes to Financial Statements

AUGUST 31, 2002

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Individual Shareholder Services Plan for the C Class (the
plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the C
Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.50% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. No fees were incurred under the plan during the year ended August 31, 2002, because the class had not commenced operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM) (See Note 4). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2002, were as follows:

--------------------------------------------------------------------------------
                                                      HIGH-YIELD      INSURED
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Municipal Obligations                                $134,882,391   $87,065,536
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Municipal Obligations                                $104,045,254   $77,551,742
--------------------------------------------------------------------------------

4. BANK LOANS

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$520,000,000 effective December 18, 2001. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended August 31, 2002.

5. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2002 and August 31, 2001, was as follows:

--------------------------------------------------------------------------------
                          ORDINARY INCOME          LONG-TERM CAPITAL GAIN
--------------------------------------------------------------------------------
                        2002           2001          2002          2001
--------------------------------------------------------------------------------
High-Yield          $18,160,179    $17,710,881        --            --
------------------
Insured              $9,812,908     $9,701,992        --            --
--------------------------------------------------------------------------------

                                                                    (continued)

-----
   20

Notes to Financial Statements

AUGUST 31, 2002

5. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                       HIGH-YIELD      INSURED
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                      $350,504,322   $207,427,346
================================================================================
Gross tax appreciation on investments                 $19,937,644    $18,352,899
--------------------------------------
Gross tax depreciation on investments                    (389,754)       (13,381)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
on investments                                        $19,547,890    $18,339,518
================================================================================
Undistributed ordinary income                             $41,278          --
--------------------------------------------------------------------------------
Accumulated capital losses                            $(6,674,298)    $(305,795)
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

CAPITAL LOSS CARRYOVERS -- The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in
2008 through 2009 for High-Yield and 2009 for Insured.

6. SUBSEQUENT EVENTS -- REORGANIZATION PLAN

On September 3, 2002, the net assets of Insured were acquired by California
Long-Term Tax-Free Fund (Long-Term), a fund also issued by the trust. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for the 21,242,586 shares of Insured outstanding on September 3, 2002.
The net assets of Insured and Long-Term immediately before the acquisition were
$227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

High-Yield and Insured designate $18,087,843 and $9,812,908, respectively, of exempt interest dividends for the fiscal year ended August 31, 2002.

                                                                    (continued)

                                                                          -----
                                                                          21

California High-Yield Municipal -  Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------
                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                            2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $9.79      $9.44      $9.36      $9.93      $9.68
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income     0.52       0.52       0.52       0.49       0.51
------------------------
  Net Realized and
  Unrealized Gain (Loss)    0.05       0.35       0.08      (0.46)      0.37
--------------------------------------------------------------------------------
  Total From
  Investment Operations     0.57       0.87       0.60       0.03       0.88
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.52)     (0.52)     (0.52)     (0.49)     (0.51)
------------------------
  From Net
  Realized Gains             --         --         --       (0.11)     (0.12)
--------------------------------------------------------------------------------
  Total Distributions      (0.52)     (0.52)     (0.52)     (0.60)     (0.63)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $9.84      $9.79      $9.44      $9.36      $9.93
================================================================================
  TOTAL RETURN(1)           6.07%      9.50%      6.70%      0.26%      9.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                  0.54%      0.54%      0.54%      0.54%      0.54%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                  5.37%      5.45%      5.64%      5.08%      5.23%
------------------------
Portfolio Turnover Rate       32%        47%        52%        59%        36%
------------------------
Net Assets,
End of Period
(in thousands)           $373,061   $336,400   $318,197   $341,968   $303,842
--------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   22

California Insured Tax-Free -  Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
--------------------------------------------------------------------------------
                                             INVESTOR CLASS
--------------------------------------------------------------------------------
                            2002       2001       2000       1999       1998
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $10.67     $10.13      $9.88     $10.60     $10.37
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income     0.47       0.49       0.50       0.50       0.51
------------------------
  Net Realized and
  Unrealized Gain (Loss)    0.06       0.54       0.25      (0.66)      0.39
--------------------------------------------------------------------------------
  Total From
  Investment Operations     0.53       1.03       0.75      (0.16)      0.90
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.47)     (0.49)     (0.50)     (0.50)     (0.51)
------------------------
  From Net Realized Gain     --         --         --       (0.06)     (0.16)
--------------------------------------------------------------------------------
  Total Distributions      (0.47)     (0.49)     (0.50)     (0.56)     (0.67)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $10.73     $10.67     $10.13      $9.88     $10.60
================================================================================
  TOTAL RETURN(1)          5.10%     10.40%      7.90%    (1.71)%      8.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                  0.51%      0.51%      0.51%      0.51%      0.51%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                  4.42%      4.71%      5.12%      4.78%      4.91%
------------------------
Portfolio Turnover Rate       37%        30%        20%        32%        31%
------------------------
Net Assets, End of Period
(in thousands)           $227,891   $220,077   $198,673   $211,937   $215,509
--------------------------------------------------------------------------------
(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          23

Report of Independent Accountants

To the Trustees of the American Century California Tax-Free and Municipal  Funds
and Shareholders of the California High-Yield Municipal Fund and the California
Insured Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal
Fund and the California Insured Tax-Free Fund (the "Funds") at August 31, 2002,
the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts  and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri October 17, 2002

-----
   24

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposals. The proposals received the required number of votes of the
American Century California Tax-Free and Municipal Funds or the applicable fund, depending on the proposal, and were adopted.

A summary of voting results is listed below the proposals.

PROPOSAL 1:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified. This proposal was voted on by all shareholders of funds issued by American Century California Tax-Free and
Municipal Funds.

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              1,144,009,012
--------------------------------------------------------------------------------
Against:                                                             39,438,382
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              1,148,190,992
--------------------------------------------------------------------------------
Against:                                                             35,256,402
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              1,147,661,752
--------------------------------------------------------------------------------
Against:                                                             35,785,642
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              1,147,312,777
--------------------------------------------------------------------------------
Against:                                                             36,134,617
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                              1,123,961,989
--------------------------------------------------------------------------------
Against:                                                             59,485,405
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                              1,146,064,433
--------------------------------------------------------------------------------
Against:                                                             37,382,961
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                              1,145,683,979
--------------------------------------------------------------------------------
Against:                                                             37,763,415
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                              1,147,406,265
--------------------------------------------------------------------------------
Against:                                                             36,041,129
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

PROPOSAL 2:

To vote on a Plan and Agreement of Reorganization for California Insured
Tax-Free Fund. This proposal was voted on by the shareholders of the California
Insured Tax-Free Fund only.

CALIFORNIA INSURED TAX-FREE
--------------------------------------------------------------------------------
For:                                                                 117,377,981
--------------------------------------------------------------------------------
Against:                                                              24,220,525
--------------------------------------------------------------------------------
Abstain:                                                              10,120,192
--------------------------------------------------------------------------------
Broker Non-Vote:                                                       5,574,687
--------------------------------------------------------------------------------

                                                                          -----
                                                                          25

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than  two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES

ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------

RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy  (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL (44)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
-------------------------------------------------------------------------------

MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management  (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
-------------------------------------------------------------------------------

                                                                    (continued)

-----
   26

Management

INDEPENDENT TRUSTEES (CONTINUED)

KENNETH E. SCOTT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEES

JAMES E. STOWERS III (43)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993  to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 73

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          27

Management

OFFICERS

WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------

ROBERT T. JACKSON (56)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------

MARYANNE ROEPKE, CPA (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------

ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------

C. JEAN WADE (38)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------

JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

-----
   28

Share Class Information

Two classes of shares are authorized  for sale by the California High-Yield
Municipal fund: Investor Class and  C Class. The California Insured Tax-Free
fund offers only Investor Class shares.

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which the C Class shares are purchased. The total expense ratio of the C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed income funds.

No performance data are listed for C Class shares because no C Class shares had been sold as of August 31, 2002.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          29

Background Information

INVESTMENT TEAM LEADERS
--------------------------------------
PORTFOLIO MANAGERS
--------------------------------------
    Dave MacEwen
--------------------------------------
    Steven Permut
--------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
--------------------------------------
    Steven Permut
--------------------------------------
MUNICIPAL CREDIT ANALYSTS
--------------------------------------
    David Moore
--------------------------------------
    Bill McClintock
--------------------------------------
    Tim Benham
--------------------------------------
    Brad Bode
--------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CALIFORNIA HIGH-YIELD MUNICIPAL  seeks to provide high current income exempt from both federal and California state income taxes by investing in intermediate- and long-term high-yield municipal debt securities. The fund typically invests a portion of its assets in lower-quality and unrated debt securities, which are subject to increased credit risk, default risk and liquidity risk.

CALIFORNIA INSURED TAX-FREE seeks to provide high current income exempt from both federal and California state income taxes by investing in insured municipal debt securities. The fund  is managed to maintain an average maturity of 10 years or more. Fund shares are not insured.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

THE LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed  of over 4,000 municipal bonds with maturities greater than 22 years. The average credit rating of the securities in the index is AA1/AA2. The average maturity of the index is approximately 27 years.

                                                                    (continued)

-----
   30

Background Information

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper categories for the California High-Yield Municipal and California
Insured Tax-Free funds are:

CALIFORNIA MUNICIPAL DEBT FUNDS (California High-Yield Municipal) -- funds that invest at least 65% of assets in securities that are exempt from taxation in
California.

CALIFORNIA INSURED MUNICIPAL DEBT FUNDS (California Insured Tax-Free) -- funds that invest at least 65% of assets in securities that are exempt from taxation in California and insured as  to timely payment of interest and repayment of principal.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. California High-Yield
Municipal may invest more than 50% of its portfolio in securities that are below investment grade or not rated. Here are the most common S&P credit ratings and their definitions:

AAA--extremely strong ability to meet financial obligations.

AA--very strong ability to meet financial obligations.

A--strong ability to meet financial obligations.

BBB--good ability to meet financial obligations.

BB--less vulnerable to default than other lower-quality issues but do  not quite meet investment-grade standards.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

                                                                          -----
                                                                          31

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages
22-23.

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COPS (CERTIFICATES OF PARTICIPATION)/ LEASES--securities issued to finance public property improvements (such as city halls and police stations) and equipment purchases. Certificates of participation are similar to long-term debt obligations, but leases have a higher risk profile because they require annual appropriation.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

GO (GENERAL OBLIGATION) BONDS--securities backed by the taxing power of the issuer.

LAND-SECURED BONDS--securities such as Mello-Roos bonds and 1915 Act bonds that are issued to finance real estate development projects.

PREREFUNDED/ETM (ESCROWED TO MATURITY) BONDS--securities refinanced or escrowed to maturity by the issuer because of their premium coupons (higher-than-market interest rates). These bonds tend to have higher credit ratings because they are backed by Treasury securities.

REVENUE BONDS--securities backed by revenues from sales taxes or from a specific project, system, or facility (such as a hospital, electric utility, or water system).

TOTAL RETURNS--the overall percentage change in the value of a hypothetical investment in the fund, assuming  that all of the fund's distributions are reinvested.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the  30-day period. The SEC yield should be regarded as an estimate of the fund's

                                                                     (continued)

-----
   32

Glossary

rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD (TAX-EQUIVALENT)--the taxable yields that investors in a combined
California and federal income tax bracket would have to earn before taxes to equal the fund's tax-free yield.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

                                                                          -----
                                                                          33

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----
   34

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0210                                  American Century Investment Services, Inc.
SH-ANN-31169N                      (c)2002 American Century Services Corporation

[front cover]

August 31, 2002

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of covered bridge]

California Tax-Free Money Market
California Municipal Money Market

[american century logo and text logo (reg. sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You

[photo of James E. Stowers, Jr. and James E. Stowers III]

James E. Stowers, Jr. with James E. Stowers III.

The fiscal year ended August 31, 2002, was a time of tragedy, turmoil, and transition. The U.S. suffered--and began recovering from--the September 11 terrorist attacks and a recession. A wave of corporate bankruptcies and accounting scandals followed, as did deepening geopolitical concerns--U.S.-led forces occupied Afghanistan, and renewed hostilities with Iraq appeared imminent.

Reactions in the U.S. to these events included historically low short-term interest rates (to boost the economy) and investor anxiety, which undermined the stock market and increased demand for "safe-haven" investments, including money market funds. Those factors combined to keep money market yields at very low levels. Nevertheless, we're proud to report that the California Tax-Free and
Municipal Money Market funds outperformed the competition for the fiscal year ended in August (see pages 1 and 7).

Turning to administrative matters, this will be the final report for the municipal fund, which merged with California Tax-Free Money Market on September
3. In addition, the senior leadership team for American Century Investment
Management (ACIM) was realigned recently. Over the summer, Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of
American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA MUNICIPAL MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   20
Management ................................................................   21
Background Information

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
----------------------------------------------------------------------------------------------
                          CALIFORNIA TAX-FREE    CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS(2)
                              MONEY MARKET       AVERAGE RETURN            FUND'S RANKING
----------------------------------------------------------------------------------------------
   6 months(1)                   0.55%               0.46%                  13 out of 64
----------------------------------------------------------------------------------------------
   1 Year                        1.24%               1.05%                  13 out of 61
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------
   3 Years                       2.40%               2.19%                  10 out of 52
----------------------------------------------------------------------------------------------
   5 Years                       2.59%               2.39%                  10 out of 48
----------------------------------------------------------------------------------------------
   10 Years                      2.67%               2.54%                  11 out of 39
----------------------------------------------------------------------------------------------

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 24-26 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                    AS OF 8/31/02
--------------------------------------------------------------------------------
Net Assets                          $528.2 million
--------------------------------------------------------------------------------
                                8/31/02       8/31/01
--------------------------------------------------------------------------------
Weighted Average Maturity       35 days       68 days
--------------------------------------------------------------------------------
Expense Ratio                    0.51%         0.50%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
                                 AS OF         AS OF
                                8/31/02       2/28/02
--------------------------------------------------------------------------------
A-1+                              65%          79%
--------------------------------------------------------------------------------
A-1                               35%          21%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other services. See
Credit Rating Guidelines on page 24 for more information.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                 AS OF         AS OF
                                8/31/02       2/28/02
--------------------------------------------------------------------------------
1-30 days                         83%          74%
--------------------------------------------------------------------------------
31-90 days                         7%           9%
--------------------------------------------------------------------------------
91-180 days                        3%          14%
--------------------------------------------------------------------------------
More than 180 days                 7%           3%
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2002
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                        0.84%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                        0.84%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT YIELDS
--------------------------------------------------------------------------------
33.79% Tax Bracket                      1.27%
--------------------------------------------------------------------------------
36.51% Tax Bracket                      1.32%
--------------------------------------------------------------------------------
41.05% Tax Bracket                      1.42%
--------------------------------------------------------------------------------
44.31% Tax Bracket                      1.51%
--------------------------------------------------------------------------------

Tax-equivalent yields are for combined state and federal income tax brackets.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary on pages 25-27.

                                                                         ------
                                                                         1

California Tax-Free Money Market - Performance Review

By Todd Pardula, portfolio manager

PERFORMANCE SUMMARY

According to fund tracker Lipper Inc., California Tax-Free Money Market remained one of the better-performing California tax-exempt money market funds during the fiscal year ended August 31, 2002, as well as for longer time periods (see the previous page). This is especially noteworthy because the fund is one of the few tax-free money market funds in California that does not invest in the higher-yielding securities subject to the federal alternative minimum tax.

ECONOMIC AND MARKET REVIEW

The fiscal year was a tumultuous one for the U.S. economy. The period began with the tragic events of September 11 and the country's first recession in more than a decade. To revive the struggling economy, the Federal Reserve lowered short-term interest rates four times in late 2001, completing its series of 11 rate cuts in one calendar year.

The Fed's actions appeared to be successful--the economy roared back in early
2002, leading to expectations that the Fed would reverse course and raise rates.
However, the recovery stalled in the spring, and economic signals have been decidedly mixed since then.

Municipal money market yields fluctuated along with the economic swings. Yields fell in late 2001, tracking the Fed's rate cuts, then rose through about May as the market priced in future Fed rate hikes. As the economy cooled over the next few months, yields trended back down.

PORTFOLIO STRATEGY

At the beginning of the fiscal year, the fund's average maturity was relatively long, hovering around 70 days, because we were active buyers of longer-term, higher-yielding municipal notes in the summer of 2001.

However, the fund's average maturity gradually shortened over the course of the year. As the fund's higher-yielding notes matured, we reinvested the proceeds in short-term variable-rate notes (also known as "floaters"). Floaters respond quickly to interest rate changes, so we bought more of them in early 2002 because we expected the Fed to raise rates as the economy recovered. We typically invest about two-thirds of the portfolio in floaters, but this percentage grew to 75-80% during the past six months.

OUTLOOK

The economy has lost some momentum but still appears on the road to recovery.
Some analysts are anticipating another interest rate cut before year-end, but we think the Fed will be more patient and refrain from further rate cuts.

Nonetheless, we expect California municipal money market yields to rise in the coming months. We expect new issuance will increase between now and the end of the year; for example, the state and various municipalities plan to issue a total of at least $18 billion in short-term securities by year-end.

For now, we plan to maintain the fund's shorter average maturity, with a relatively high weighting in floaters, but we may look to extend the average maturity if yields rise to attractive levels.

Investment terms are defined in the Glossary on pages 25-27.

------
     2

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL
SECURITIES -- 100.0%

CALIFORNIA -- 100.0%
--------------------------------------------------------------------------------
      $ 4,000,000  ABN AMRO Leasetops COP,
                   Trust 2002-1, VRDN, 1.60%,
                   9/4/02 (FSA) (Acquired
                   8/28/02, Cost $4,000,000)(1)                   $   4,000,000
--------------------------------------------------------------------------------
        8,185,000  Adelanto Public Utility Auth.
                   Rev., Series 2000 B, (Utility
                   System), VRDN, 1.35%,
                   9/4/02 (LOC: Union Bank of
                   California & California State
                   Teacher's Retirement)                              8,185,000
--------------------------------------------------------------------------------
        2,675,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 1.35%, 9/5/02
                   (LOC: Bank of Nova Scotia)                         2,675,000
--------------------------------------------------------------------------------
        1,625,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 1.30%, 9/5/02                                1,625,000
--------------------------------------------------------------------------------
        1,900,000  Anaheim Union High School
                   District COP, (School Facilities),
                   VRDN, 1.35%, 9/5/02 (FSA)                          1,900,000
--------------------------------------------------------------------------------
        2,180,000  Anderson Union High School
                   District COP, 2.30%,
                   11/1/02 (MBIA)                                     2,180,000
--------------------------------------------------------------------------------
        5,650,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   1.30%, 9/5/02 (LOC: Union
                   Bank of California & California
                   State Teacher's Retirement)                        5,650,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Financing Auth.
                   for Nonprofit Corporations
                   Rev., Series 2002 A, (Hamilin
                   School), VRDN, 1.30%,
                   9/5/02 (LOC: BNP Paribas)                          2,000,000
--------------------------------------------------------------------------------
        3,000,000  Auburn Union School District
                   COP, VRDN, 1.25%, 9/5/02 (FSA)                     3,000,000
--------------------------------------------------------------------------------
        2,400,000  Barstow Multifamily Housing
                   Rev., (Desert Vista Apartments),
                   VRDN, 1.30%, 9/4/02
                   (LOC: Redlands Federal Bank)                       2,400,000
--------------------------------------------------------------------------------
        3,895,000  Beaumont Utility Auth. Rev.,
                   Series 2001 A, (Wastewater
                   Enterprise), VRDN, 1.30%,
                   9/4/02 (LOC: Union Bank of
                   California & California State
                   Teacher's Retirement)                              3,895,000
--------------------------------------------------------------------------------
       12,335,000  California Department of Water
                   Resources Rev., Series 2002 K1,
                   VRDN, 1.45%, 9/4/02 (LOC:
                   Lloyds Bank) (Acquired 1/29/02,
                   Cost $12,335,000)(1)                              12,335,000
--------------------------------------------------------------------------------
        8,100,000  California Department of Water
                   Resources Rev., Series 2002 K2,
                   VRDN, 1.45%, 9/4/02
                   (LOC: Helaba) (Acquired
                   1/29/02-2/15/02,
                   Cost $8,100,000)(1)                                8,100,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
-------------------------------------------------------------------------------
      $ 1,400,000  California Economic Development
                   Financing Auth. Rev., (Volk
                   Enterprises Inc.), VRDN, 1.30%,
                   9/5/02 (LOC: Harris Trust &
                   Savings Bank) (Acquired
                   2/6/02, Cost $1,400,000)(1)                   $   1,400,000
-------------------------------------------------------------------------------
        3,860,000  California Educational Facilities
                   Auth. Rev., Series 2002 A,
                   (Art Center Design College),
                   VRDN, 1.40%, 9/5/02
                   (LOC: Allied Irish Bank PLC)                      3,860,000
-------------------------------------------------------------------------------
        4,355,000  California Educational Facilities
                   Auth. Rev., Series 2002 B,
                   (Art Center Design College),
                   VRDN, 1.40%, 9/5/02
                   (LOC: Allied Irish Bank PLC)                      4,355,000
-------------------------------------------------------------------------------
        5,000,000  California Educational Facilities
                   Auth. Rev., (Chapman University)
                   VRDN, 1.30%, 9/4/02
                   (LOC: Allied Irish Bank PLC)                      5,000,000
-------------------------------------------------------------------------------
       19,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                  19,031,365
-------------------------------------------------------------------------------
       17,000,000  California GO, Series 2002 B,
                   3.00%, 11/27/02                                  17,046,171
-------------------------------------------------------------------------------
       15,000,000  California GO, Series 2002 C,
                   2.00%, 1/30/03                                   15,007,028
-------------------------------------------------------------------------------
       16,900,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1991 A, (Adventist Health
                   System), VRDN, 1.40%, 9/5/02
                   (LOC: Toronto Dominion Bank)                     16,900,000
-------------------------------------------------------------------------------
        2,000,000  California Housing Finance
                   Agency Rev., Series 2001 B,
                   (Multifamily Housing III),
                   VRDN, 1.85%, 9/3/02                               2,000,000
-------------------------------------------------------------------------------
       11,175,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 1.35%, 9/4/02
                   (SBBPA: Fannie Mae)                              11,175,000
-------------------------------------------------------------------------------
        5,000,000  California Housing Finance
                   Agency Rev., VRDN, 1.37%,
                   9/5/02 (AIG Matched Funding
                   Corp.) (SBBPA: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/1/02,
                   Cost $5,000,000)(1)                               5,000,000
-------------------------------------------------------------------------------
        9,000,000  California School Cash
                   Reserve Program Auth. Rev.,
                   Series 2002 A, 3.00%,
                   7/3/03 (AMBAC)                                    9,098,369
-------------------------------------------------------------------------------
          700,000  California School Facilities
                   Financing Corp. COP, Series
                   1998 A, (Capital Improvement
                   Financing Projects), VRDN,
                   1.30%, 9/4/02 (LOC: Bayerische
                   Hypo-Und Vereinsbank A.G.)                          700,000
-------------------------------------------------------------------------------
        3,800,000  California Statewide Communities
                   Development Auth. Special Tax
                   COP, (Senior Living Facility),
                   VRDN, 1.30%, 9/5/02 (LOC:
                   Sovereign Bank FSB)                               3,800,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         3

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 3,905,000  California Statewide Communities
                   Development Auth. Special Tax
                   COP, VRDN, 1.36%, 9/5/02
                   (LOC: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   8/6/01, Cost $3,905,000)(1)                    $   3,905,000
--------------------------------------------------------------------------------
        2,500,000  Carlsbad Unified School District
                   GO, (School Facilities), VRDN,
                   1.35%, 9/5/02 (FSA)                                2,500,000
--------------------------------------------------------------------------------
       11,800,000  Castaic Union School District
                   COP, VRDN, 1.35%, 9/5/02 (FSA)                    11,800,000
--------------------------------------------------------------------------------
        2,200,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 1.35%,
                   9/5/02 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,200,000
--------------------------------------------------------------------------------
       15,000,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   1.20%, 9/4/02 (MBIA)                              15,000,000
--------------------------------------------------------------------------------
        5,000,000  Encinitas Multifamily Housing
                   Rev., Series 1993 A, (Torrey
                   Pines), VRDN, 1.35%, 9/5/02
                   (LOC: Bank of America N.A.)                        5,000,000
--------------------------------------------------------------------------------
        1,900,000  Hemet Multifamily Housing Auth.
                   Rev., (West Acacia), VRDN,
                   1.35%, 9/5/02 (LOC: FHLB)                          1,900,000
--------------------------------------------------------------------------------
       10,500,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 1.50%, 9/4/02
                   (LOC: Union Bank of California)                   10,500,000
--------------------------------------------------------------------------------
        7,600,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 87-8), VRDN,
                   1.85%, 9/3/02                                      7,600,000
--------------------------------------------------------------------------------
        5,200,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   1.75%, 9/3/02 (LOC: Bank
                   of America N.A.)                                   5,200,000
--------------------------------------------------------------------------------
        2,200,000  Irvine Ranch Water District,
                   (District Numbers
                   140-240-105-250), VRDN,
                   1.85%, 9/4/02 (LOC: Bank of
                   America N.A.)                                      2,200,000
--------------------------------------------------------------------------------
       46,962,219  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 1.36%,
                   9/5/02 (AMBAC) (MBIA)
                   (SBBPA: State Street Bank
                   & Trust Co.) (Acquired
                   2/11/00-8/2/02,
                   Cost $46,962,219)(1)                              46,962,219
--------------------------------------------------------------------------------
       11,300,000  Lake Elsinore Recreation Auth.
                   Rev., Series 2000 A, (Public
                   Facilities Project), VRDN, 1.30%,
                   9/4/02 (LOC: Union Bank
                   of California)                                    11,300,000
--------------------------------------------------------------------------------
        4,595,000  Lodi Unified School District GO,
                   VRDN, 1.37%, 9/5/02 (MBIA)                         4,595,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
-------------------------------------------------------------------------------
      $ 3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Skyline at Southpark), VRDN,
                   1.35%, 9/4/02 (LOC:
                   Westdeutsche Landesbank)                      $   3,100,000
-------------------------------------------------------------------------------
        8,000,000  Los Angeles GO, Series 2001 A,
                   4.00%, 9/1/02                                     8,000,000
-------------------------------------------------------------------------------
        3,000,000  Los Angeles Rev., Series 2002 K,
                   VRDN, 1.30%, 9/5/02                               3,000,000
-------------------------------------------------------------------------------
        5,000,000  Los Angeles Water & Power Rev.,
                   Subseries 2002 A2, (Power
                   Systems), VRDN, 1.35%, 9/5/02                     5,000,000
-------------------------------------------------------------------------------
        5,000,000  Manhattan Beach Unified
                   School District COP, (Capital
                   Improvement), VRDN, 1.35%,
                   9/5/02 (FSA)                                      5,000,000
-------------------------------------------------------------------------------
        1,620,000  Modesto Special Tax Rev.,
                   (Community Facilities District
                   No. 98-1), VRDN, 1.35%, 9/5/02
                   (LOC: Wells Fargo Bank, N.A.)                     1,620,000
-------------------------------------------------------------------------------
        4,800,000  National City Community
                   Development Commission Tax
                   Allocation Rev., Series 2001 B,
                   VRDN, 1.30%, 9/5/02
                   (LOC: Bank of Nova Scotia)                        4,800,000
-------------------------------------------------------------------------------
        2,400,000  Ontario Rev., Series 1997 A,
                   (Redevelopment Agency),
                   VRDN, 1.30%, 9/5/02
                   (LOC: Union Bank of
                   California & California State
                   Teacher's Retirement)                             2,400,000
-------------------------------------------------------------------------------
        5,650,000  Orange County Rev., (Heritage
                   Point Apartments), VRDN,
                   1.35%, 9/4/02 (LOC: Allied
                   Irish Bank PLC)                                   5,650,000
-------------------------------------------------------------------------------
        4,600,000  Orange County Rev., Series
                   1985 C, (Hidden Hills),
                   VRDN, 1.25%, 9/3/02
                   (LOC: Guaranteed Housing)                         4,600,000
-------------------------------------------------------------------------------
        2,400,000  Redwood City COP, (City Hall),
                   VRDN, 1.30%, 9/5/02
                   (LOC: KBC Bank N.V.)                              2,400,000
-------------------------------------------------------------------------------
        4,065,000  Riverside County Community
                   Facilities Districts Special
                   Tax No. 89-1, VRDN, 1.30%,
                   9/5/02 (LOC: KBC Bank N.V.)                       4,065,000
-------------------------------------------------------------------------------
        8,000,000  Riverside County COP,
                   Series 1985 B, (Public Facilities),
                   VRDN, 1.25%, 9/3/02
                   (LOC: Commerzbank A.G. &
                   National Westminster Bank PLC)                    8,000,000
-------------------------------------------------------------------------------
        8,600,000  Riverside County COP, Series
                   1985 C, VRDN, 1.25%, 9/3/02
                   (LOC: Commerzbank A.G.)                           8,600,000
-------------------------------------------------------------------------------
          900,000  Riverside County COP, Series
                   1985 D, (Public Facility),
                   VRDN, 1.35%, 9/3/02
                   (LOC: Commerzbank A.G.)                             900,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
     4

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 1,000,000  Riverside Industrial Development
                   Auth. Rev., (Sunclipse Inc.
                   Issue A), VRDN, 1.25%, 9/3/02
                   (LOC: Bank of America N.A.)                    $   1,000,000
--------------------------------------------------------------------------------
        6,000,000  Riverside Unified School District
                   COP, (School Facility Boarding
                   Refunding Program), VRDN,
                   1.35%, 9/5/02 (FSA) (SBBPA:
                   First Union National Bank)                         6,000,000
--------------------------------------------------------------------------------
        1,510,000  Riverside Unified School District
                   GO, VRDN, 1.35%, 9/5/02 (FSA)                      1,510,000
--------------------------------------------------------------------------------
        9,600,000  San Bernardino City Unified
                   School District COP, (School
                   Facilities), VRDN, 1.35%,
                   9/5/02 (FSA)                                       9,600,000
--------------------------------------------------------------------------------
        3,000,000  San Bernardino City Unified
                   School District COP, (School
                   Facilities), VRDN, 1.35%,
                   9/5/02 (FSA)                                       3,000,000
--------------------------------------------------------------------------------
        6,500,000  San Bernardino County COP,
                   (Capital Improvement
                   Refinancing), VRDN,
                   1.30%, 9/5/02
                   (LOC: Commerzbank A.G.)                            6,500,000
--------------------------------------------------------------------------------
        6,000,000  San Bernardino County COP,
                   (Medical Center Financing),
                   VRDN, 1.24%, 9/4/02 (MBIA)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     6,000,000
--------------------------------------------------------------------------------
        4,700,000  San Bernardino County COP,
                   VRDN, 1.25%, 9/4/02
                   (LOC: Commerzbank A.G.)                            4,700,000
--------------------------------------------------------------------------------
        4,620,000  San Bernardino County Housing
                   Auth. Multifamily Housing Rev.,
                   Series 1993 A, VRDN,
                   (Montclair Heritage), 1.40%,
                   9/5/02 (LOC: FHLB)                                 4,620,000
--------------------------------------------------------------------------------
       26,000,000  San Bernardino County Housing
                   Auth. Multifamily Housing Rev.,
                   Series 2002 A, 2.44%, 5/1/03
                   (Acquired 4/30/02,
                   Cost $26,099,840)(1)                              26,066,196
--------------------------------------------------------------------------------
        2,085,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   1.25%, 9/5/02 (LOC: FHLB)                          2,085,000
--------------------------------------------------------------------------------
       14,000,000  San Francisco City & County
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 1985 A, (Bayside Village),
                   VRDN, 1.15%, 9/4/02
                   (LOC: Bank One Arizona, N.A.)                     14,000,000
--------------------------------------------------------------------------------
        2,000,000  San Francisco City & County
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 1985 B, (Bayside Village),
                   VRDN, 1.15%, 9/4/02
                   (LOC: Bank One Arizona, N.A.)                      2,000,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency
                   Multifamily Housing Rev., (South
                   Harbor), VRDN, 1.30%, 9/5/02
                   (LOC: Credit Local de France)                      3,600,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
-------------------------------------------------------------------------------
      $ 1,005,000  San Jacinto Unified School
                   District COP, (School Facilities
                   Boarding Funding Program),
                   VRDN, 1.35%, 9/5/02 (FSA)
                   (SBBPA: Dexia Credit Local)                   $   1,005,000
-------------------------------------------------------------------------------
        1,760,000  San Jacinto Unified School
                   District COP, (School Facilities
                   Boarding Funding Program),
                   VRDN, 1.35%, 9/5/02 (FSA)
                   (SBBPA: Dexia Credit Local)                       1,760,000
-------------------------------------------------------------------------------
        1,500,000  San Jose Rev., (Fairway Glen),
                   VRDN, 1.30%, 9/5/02 (FGIC)                        1,500,000
-------------------------------------------------------------------------------
        9,200,000  San Jose Rev., (Foxchase),
                   VRDN, 1.30%, 9/5/02 (FGIC)                        9,200,000
-------------------------------------------------------------------------------
        2,860,000  San Jose Rev., (Timberwood),
                   VRDN, 1.35%, 9/4/02
                   (LOC: Wells Fargo Bank N.A.)                      2,860,000
-------------------------------------------------------------------------------
       12,000,000  San Ramon Valley Unified
                   School District GO, VRDN, 1.25%,
                   9/5/02 (LOC: BNP Paribas)                        12,000,000
-------------------------------------------------------------------------------
        4,000,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A, (Utility
                   System Financing), VRDN,
                   1.25%, 9/4/02 (LOC: Union
                   Bank of California N.A.)                          4,000,000
-------------------------------------------------------------------------------
        5,000,000  Santa Paula Public Financing
                   Auth. Lease Rev., (Water
                   System Acquisition), VRDN,
                   1.25%, 9/4/02 (LOC: California
                   State Teacher's Retirement)                       5,000,000
-------------------------------------------------------------------------------
        5,000,000  Sweetwater Union High School
                   District COP, VRDN, 1.35%,
                   9/5/02 (FSA) (SBBPA: First
                   Union National Bank)                              5,000,000
-------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 1.40%, 9/4/02
                   (LOC: BNP Paribas)                                1,300,000
-------------------------------------------------------------------------------
        1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000 A, (Northwoods
                   156), VRDN, 1.35%, 9/5/02
                   (LOC: Fannie Mae)                                 1,000,000
-------------------------------------------------------------------------------
        1,000,000  Upland Community
                   Redevelopment Agency
                   Multifamily Housing Rev.,
                   Series 2000 A, (Northwoods
                   168), VRDN, 1.35%, 9/5/02
                   (LOC: Fannie Mae)                                 1,000,000
-------------------------------------------------------------------------------
        9,000,000  Vallejo COP, (Golf Course
                   Facilities Financing), VRDN,
                   1.30%, 9/5/02 (LOC: Union
                   Bank of California & California
                   State Teacher's Retirement)                       9,000,000
-------------------------------------------------------------------------------
        1,295,000  Vallejo COP, VRDN, 1.40%,
                   9/5/02 (LOC: KBC Bank N.V.)                       1,295,000
-------------------------------------------------------------------------------
        3,400,000  Vallejo Water Rev.,
                   Series 2001 A, VRDN, 1.35%,
                   9/4/02 (LOC: KBC Bank N.V.)                       3,400,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

                                                                         ------
                                                                         5

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------
      $ 5,905,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN,
                   1.30%, 9/4/02 (LOC: Allied
                   Irish Bank PLC)                                $   5,905,000
--------------------------------------------------------------------------------
        3,800,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   1.30%, 9/5/02 (AMBAC)
                   (SBBPA: First Union
                   National Bank)                                     3,800,000
--------------------------------------------------------------------------------
        1,800,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Redevelopment
                   Project No. 1), VRDN, 1.30%,
                   9/5/02 (AMBAC) (SBBPA:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      1,800,000
--------------------------------------------------------------------------------
        5,000,000  Yucaipa-Calimesa Joint Unified
                   School District COP,
                   Series 2002 A, VRDN, 1.20%,
                   9/4/02 (LOC: BNP Paribas)                          5,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $536,621,348
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $107,768,415, which represented 20.4% of net assets. Restricted securities considered illiquid represent 4.9% of net assets.

See Notes to Financial Statements.

------
     6

California Municipal Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2002
----------------------------------------------------------------------------------------------
                         CALIFORNIA MUNICIPAL    CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS(2)
                             MONEY MARKET        AVERAGE RETURN            FUND'S RANKING
----------------------------------------------------------------------------------------------
   6 months(1)                  0.64%                0.46%                  4 out of 64
----------------------------------------------------------------------------------------------
   1 Year                       1.37%                1.05%                  6 out of 61
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------
   3 Years                      2.50%                2.19%                  6 out of 52
----------------------------------------------------------------------------------------------
   5 Years                      2.69%                2.39%                  6 out of 48
----------------------------------------------------------------------------------------------
   10 Years                     2.76%                2.54%                  7 out of 39
----------------------------------------------------------------------------------------------

The fund's inception date was 12/31/90.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

See pages 24-26 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                             AS OF 8/31/02
--------------------------------------------------------------------------------
Net Assets                                  $174.3 million
--------------------------------------------------------------------------------
                                       8/31/02       8/31/01
--------------------------------------------------------------------------------
Weighted Average Maturity              33 days       59 days
--------------------------------------------------------------------------------
Expense Ratio                           0.51%         0.50%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                       % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
                                        AS OF         AS OF
                                       8/31/02       2/28/02
--------------------------------------------------------------------------------
A-1+                                     74%           75%
--------------------------------------------------------------------------------
A-1                                      26%           23%
--------------------------------------------------------------------------------
A-2                                      --             2%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other services. See
Credit Rating Guidelines on page 24 for more information.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                        AS OF         AS OF
                                       8/31/02       2/28/02
--------------------------------------------------------------------------------
1-30 days                               84%           76%
--------------------------------------------------------------------------------
31-90 days                               7%            7%
--------------------------------------------------------------------------------
91-180 days                              3%           16%
--------------------------------------------------------------------------------
More than 180 days                       6%            1%
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2002
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                              0.99%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                              0.99%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT YIELDS
--------------------------------------------------------------------------------
33.79% Tax Bracket                            1.50%
--------------------------------------------------------------------------------
36.51% Tax Bracket                            1.56%
--------------------------------------------------------------------------------
41.05% Tax Bracket                            1.68%
--------------------------------------------------------------------------------
44.31% Tax Bracket                            1.78%
--------------------------------------------------------------------------------
Tax-equivalent yields are for combined state and federal income tax brackets.
Yields may be lower for investors subject to the federal alternative minimum tax.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary on pages 25-27.

                                                                         ------
                                                                         7

California Municipal Money Market - Performance Review

By Todd Pardula, portfolio manager

PERFORMANCE SUMMARY

California Municipal Money Market remained one of the best-performing California tax-exempt money market funds during the fiscal year ended August 31, 2002.
According to Lipper Inc., the fund's fiscal-year performance ranked in the top
10% of its category, and it has a strong long-term performance record (as shown on the previous page).

ECONOMIC AND MARKET REVIEW

The fiscal year was a tumultuous one for the U.S. economy. The period began with the tragic events of September 11 and the country's first recession in more than a decade. To revive the struggling economy, the Federal Reserve lowered short-term interest rates four times in late 2001, completing its series of 11 rate cuts in one calendar year.

The Fed's actions appeared to be successful--the economy roared back in early
2002, leading to expectations that the Fed would reverse course and raise rates.
However, the recovery stalled in the spring, and economic signals have been decidedly mixed since then.

Municipal money market yields fluctuated along with the economic swings. Yields fell in late 2001, tracking the Fed's rate cuts, then rose through about May as the market priced in future Fed rate hikes. As the economy cooled over the next few months, yields trended back down.

PORTFOLIO STRATEGY

At the beginning of the fiscal year, the fund's average maturity was relatively long, hovering around 60 days, because we were active buyers of longer-term, higher-yielding municipal notes in the summer of 2001.

However, the fund's average maturity gradually shortened over the course of the year. As the fund's higher-yielding notes matured, we reinvested the proceeds in short-term variable-rate notes (also known as "floaters"). Floaters respond quickly to interest rate changes, so we bought more of them in early 2002 because we expected the Fed to raise rates as the economy recovered. We typically invest about two-thirds of the portfolio in floaters, but this percentage grew to more than 80% during the past six months.

FUND MERGER

On August 2, 2002, fund shareholders approved a proposal to merge the fund into the California Tax-Free Money Market fund. We spent August preparing the portfolio for the merger, which occurred on September 3. This mainly involved selling the portfolio's AMT securities, which are municipal money market securities with income subject to the federal alternative minimum tax. The ability to own these securities, which comprised more than half of the portfolio, was the only difference between this fund and the California Tax-Free
Money Market fund.

Investment terms are defined in the Glossary on pages 25-27.

------
     8

California Municipal Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                        Value
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL
SECURITIES -- 100.0%

CALIFORNIA -- 100.0%
--------------------------------------------------------------------------------
      $ 5,995,000  ABN AMRO Leasetops COP,
                   Trust 2002-1, VRDN, 1.60%,
                   9/4/02 (FSA) (Acquired
                   8/28/02, Cost $5,995,000)(1)                   $   5,995,000
--------------------------------------------------------------------------------
        8,200,000  Alameda-Contra Costa
                   Schools Financing Auth. COP,
                   Series 2000 I, VRDN, 1.35%,
                   9/5/02 (AMBAC)                                     8,200,000
--------------------------------------------------------------------------------
        5,000,000  Auburn Union School District
                   COP, VRDN, 1.25%, 9/5/02 (FSA)                     5,000,000
--------------------------------------------------------------------------------
       12,000,000  California GO, Series 2002 B,
                   2.50%, 11/27/02                                   12,019,225
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2002 C,
                   2.00%, 1/30/03                                     5,002,882
--------------------------------------------------------------------------------
        6,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1988 B, (Catholic Healthcare),
                   VRDN, 1.30%, 9/4/02                                6,000,000
--------------------------------------------------------------------------------
          600,000  California Housing Finance
                   Agency Rev., Series 2000 D,
                   VRDN, 1.85%, 9/3/02                                  600,000
--------------------------------------------------------------------------------
        3,000,000  California Housing Finance
                   Agency Rev., Series 2001 B,
                  (Multifamily Housing III),
                   VRDN, 1.85%, 9/3/02                                3,000,000
--------------------------------------------------------------------------------
        2,970,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 1.35%, 9/4/02
                   (SBBPA: Fannie Mae)                                2,970,000
--------------------------------------------------------------------------------
        3,000,000  California Infrastructure &
                   Economic Development
                   Bank Rev., (San Francisco
                   Ballet Association), VRDN,
                   1.25%, 9/5/02 (LOC: Allied
                   Irish Bank PLC)                                    3,000,000
--------------------------------------------------------------------------------
        5,000,000  California Pollution Control
                   Financing Auth. Rev.,
                   (Sierra Pacific Industries),
                   VRDN, 1.25%, 9/4/02
                   (LOC: Bank of America N.A.)                        5,000,000
--------------------------------------------------------------------------------
        8,800,000  California Pollution Control
                   Financing Auth. Solid Waste
                   Disposal Rev., Series 1994 A,
                   (Western Waste Industries),
                   VRDN, 1.50%, 9/5/02
                   (LOC: Union Bank of California)                    8,800,000
--------------------------------------------------------------------------------
        3,000,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2002 A, 3.00%, 7/3/03 (AMBAC)                      3,032,789
--------------------------------------------------------------------------------
        6,200,000  California Statewide
                   Communities Development
                   Auth. Special Tax COP,
                   (Senior Living Facility),
                   VRDN, 1.30%, 9/5/02
                   (LOC: Sovereign Bank FSB)                          6,200,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
-------------------------------------------------------------------------------
      $ 4,000,000  Castaic Union School District
                   COP, VRDN, 1.35%,
                   9/5/02 (FSA)                                  $   4,000,000
-------------------------------------------------------------------------------
        3,600,000  Grant Joint Union High School
                   District GO, VRDN, 1.35%,
                   9/5/02 (FSA)                                      3,600,000
-------------------------------------------------------------------------------
        6,000,000  Hayward Housing Auth.
                   Multifamily Rev., Series 1995 A,
                   (Barrington Hills), VRDN,
                   1.35%, 9/4/02                                     6,000,000
-------------------------------------------------------------------------------
        2,000,000  Irvine Improvement Bond
                   Act 1915 Special Assessment,
                   (District No. 87-8), VRDN,
                   1.85%, 9/3/02                                     2,000,000
-------------------------------------------------------------------------------
        3,400,000  Irvine Improvement Bond
                   Act 1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   1.75%, 9/3/02 (LOC: Bank of
                   America N.A.)                                     3,400,000
-------------------------------------------------------------------------------
        1,100,000  Irvine Ranch Water District
                   Rev., VRDN, 1.85%, 9/4/02
                   (LOC: Toronto Dominion Bank)                      1,100,000
-------------------------------------------------------------------------------
        7,623,559  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 1.36%,
                   9/5/02 (AMBAC) (MBIA)
                   (SBBPA: State Street
                   Bank & Trust Co.)
                   (Acquired 2/11/00-7/31/02,
                   Cost $7,623,559)(1)                               7,623,559
-------------------------------------------------------------------------------
          800,000  Lake Elsinore Recreation Auth.
                   Rev., Series 2000 A, (Public
                   Facilities Project), VRDN,
                   1.30%, 9/4/02 (LOC: Union
                   Bank of California)                                 800,000
-------------------------------------------------------------------------------
        2,065,000  Los Angeles GO, Series 2001 A,
                   4.00%, 9/1/02                                     2,065,000
-------------------------------------------------------------------------------
        9,000,000  Los Angeles GO, Series 2002 K,
                   VRDN, 1.30%, 9/5/02                               9,000,000
-------------------------------------------------------------------------------
        5,000,000  Los Angeles GO, VRDN, 1.33%,
                   9/5/02 (MBIA)                                     5,000,000
-------------------------------------------------------------------------------
       10,000,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A8,
                   VRDN, 1.35%, 9/5/02                              10,000,000
-------------------------------------------------------------------------------
        3,200,000  Metropolitan Water District
                   Southern California Waterworks
                   Rev., Series 2001 C1, VRDN,
                   1.75%, 9/3/02                                     3,200,000
-------------------------------------------------------------------------------
          800,000  Orange County Rev., Series
                   1985 C, (Hidden Hills),
                   VRDN, 1.25%, 9/3/02
                   (LOC: Guaranteed Housing)                           800,000
-------------------------------------------------------------------------------
        3,300,000  Orange County Sanitation
                   District COP, Series 2000 A,
                   VRDN, 1.85%, 9/3/02                               3,300,000
-------------------------------------------------------------------------------
        2,700,000  Orange County Sanitation
                   District COP, VRDN,
                   1.85%, 9/3/02                                     2,700,000
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         9

California Municipal Money Market - Schedule of Investments

AUGUST 31, 2002

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 8,500,000  Riverside County COP, Series
                   1985 B, (Public Facilities),
                   VRDN, 1.25%, 9/3/02
                   (LOC: Commerzbank A.G.
                   & National Westminster
                   Bank PLC)                                      $   8,500,000
--------------------------------------------------------------------------------
        1,200,000  San Bernardino County COP,
                   (Capital Improvement
                   Refinancing), VRDN,
                   1.30%, 9/5/02
                   (LOC: Commerzbank A.G.)                            1,200,000
--------------------------------------------------------------------------------
        7,000,000  San Bernardino County
                   Housing Auth. Rev.,
                   Series 2002 A, 2.44%, 5/1/03
                   (Acquired 4/30/02,
                   Cost $7,026,880)(1)                                7,017,822
--------------------------------------------------------------------------------
        2,590,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A,
                   (Utility System Financing),
                   VRDN, 1.25%, 9/4/02
                   (LOC: Union Bank of California)                    2,590,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing Auth.
                   Special Tax, Series 2002 A,
                   (Harveston), VRDN, 1.20%,
                   9/5/02 (LOC: Bank of
                   America N.A.)                                      6,750,000
--------------------------------------------------------------------------------
        4,350,000  Vallejo COP, (Golf Course
                   Facilities Financing), VRDN,
                   1.30%, 9/5/02 (LOC: Union
                   Bank of California & California
                   State Teacher's Retirement)                        4,350,000
--------------------------------------------------------------------------------
        3,000,000  Vallejo Water Rev., Series
                   2001 A, VRDN, 1.35%, 9/4/02
                   (LOC: KBC Bank N.V.)                               3,000,000
--------------------------------------------------------------------------------
        2,000,000  Yucaipa-Calimesa Joint
                   Unified School District COP,
                   Series 2002 A, VRDN, 1.20%,
                   9/4/02 (LOC: BNP Paribas)                          2,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%                              $174,816,277
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2002.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2002, was
     $20,636,381, which represented 11.8% of net assets. Restricted securities considered illiquid represent 4.0% of net assets.

See Notes to Financial Statements.

------
    10

Statement of Assets and Liabilities

AUGUST 31, 2002

                                                 CALIFORNIA      CALIFORNIA
                                                  TAX-FREE       MUNICIPAL
                                                MONEY MARKET    MONEY MARKET
--------------------------------------------------------------------------------

ASSETS

Investment securities, at value
(amortized cost and cost for federal
income tax purposes)                           $536,621,348     $174,816,277
-------------------------------------------
Interest receivable                               1,240,929          454,581
-------------------------------------------
Prepaid portfolio insurance                          24,909            8,453
--------------------------------------------------------------------------------
                                                537,887,186      175,279,311
--------------------------------------------------------------------------------

LIABILITIES

Disbursements in excess of
demand deposit cash                               2,006,466          888,667
-------------------------------------------
Payable for investments purchased                 7,405,532              --
-------------------------------------------
Accrued management fees (Note 2)                    218,220           74,311
-------------------------------------------
Dividends payable                                    58,678            3,229
-------------------------------------------
Accrued expenses and other liabilities               10,028            3,352
--------------------------------------------------------------------------------
                                                  9,698,924          969,559
--------------------------------------------------------------------------------
NET ASSETS                                     $528,188,262     $174,309,752
================================================================================

CAPITAL SHARES

Outstanding (unlimited number
of shares authorized)                           528,176,483      174,461,022
================================================================================

NET ASSET VALUE PER SHARE                             $1.00            $1.00
================================================================================

NET ASSETS CONSIST OF:

Capital paid in                                $528,176,483     $174,461,022
-------------------------------------------
Undistributed net investment income                 275,802               --
-------------------------------------------
Accumulated net realized loss
on investment transactions                         (264,023)        (151,270)
--------------------------------------------------------------------------------
                                               $528,188,262     $174,309,752
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                         ------
                                                                         11

Statement of Operations

YEAR ENDED AUGUST 31, 2002

                                                 CALIFORNIA      CALIFORNIA
                                                  TAX-FREE       MUNICIPAL
                                                MONEY MARKET    MONEY MARKET
--------------------------------------------------------------------------------

INVESTMENT INCOME

INCOME:
-------------------------------------------
Interest                                         $9,498,273      $3,302,498
--------------------------------------------------------------------------------

EXPENSES (Note 2):
-------------------------------------------
Management fees                                   2,670,101         900,329
-------------------------------------------
Trustees' fees and expenses                          19,144           6,496
-------------------------------------------
Portfolio insurance                                  62,466          19,734
-------------------------------------------
Other expenses                                       10,028           3,352
--------------------------------------------------------------------------------
                                                  2,761,739         929,911
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                             6,736,534       2,372,587
--------------------------------------------------------------------------------

NET REALIZED GAIN
ON INVESTMENT TRANSACTIONS                            7,883           6,025
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $6,744,417      $2,378,612
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

------
    12

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2002 AND AUGUST 31, 2001

                                     CALIFORNIA TAX-FREE                  CALIFORNIA MUNICIPAL
                                        MONEY MARKET                           MONEY MARKET
--------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS            2002                2001                 2002                2001
--------------------------------------------------------------------------------------------------------

OPERATIONS

Net investment income         $ 6,736,534       $  17,157,944        $   2,372,587       $   5,244,258
--------------------------
Net realized gain                   7,883               6,901                6,025               1,674
--------------------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                 6,744,417          17,164,845            2,378,612           5,245,932
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income     (6,736,534)        (17,157,944)          (2,495,023)         (5,244,258)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold     432,980,678         662,344,709          147,179,700         161,382,057
--------------------------
Proceeds from reinvestment
of distributions                5,051,170          12,195,292            2,277,482           4,940,545
--------------------------
Payments for
shares redeemed              (461,573,487)       (763,301,010)        (152,583,720)       (167,300,005)
--------------------------
Net decrease in net assets
from capital share
transactions                  (23,541,639)        (88,761,009)          (3,126,538)           (977,403)
--------------------------------------------------------------------------------------------------------

NET DECREASE
IN NET ASSETS                 (23,533,756)        (88,754,108)          (3,242,949)           (975,729)

NET ASSETS

Beginning of period           551,722,018         640,476,126          177,552,701         178,528,430
--------------------------------------------------------------------------------------------------------
End of period               $ 528,188,262       $ 551,722,018        $ 174,309,752       $ 177,552,701
========================================================================================================

Undistributed net
investment income                $275,802            $275,802                   --            $122,436
========================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                          432,980,678         662,344,709          147,179,700         161,382,057
--------------------------
Issued in reinvestment
of distributions                5,051,170          12,195,292            2,277,482           4,940,545
--------------------------
Redeemed                     (461,573,487)       (763,301,010)        (152,583,720)       (167,300,005)
--------------------------------------------------------------------------------------------------------
Net decrease                  (23,541,639)        (88,761,009)          (3,126,538)           (977,403)
========================================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                         ------
                                                                         13

Notes to Financial Statements

AUGUST 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market) and California Municipal Money Market Fund (Municipal
Money Market) (the funds) are two funds in a series issued by the trust.
Tax-Free Money Market is diversified and Municipal Money Market is non-diversified under the 1940 Act. The funds seek safety of principal and high current income that is exempt from federal and California income taxes. The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The following significant accounting policies are in accordance with accounting principles generally accepted in the
United States of America. These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities in fund accounts with amounts sufficient to meet the purchase price.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

                                                                    (continued)

------
    14

Notes to Financial Statements

AUGUST 31, 2002

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the year ended August 31, 2002, the effective annual management fee for both funds was 0.49%.

MONEY MARKET INSURANCE -- The funds, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The funds pay annual premiums to MBIA on a yearly basis, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

At August 31, 2002, accumulated net realized capital loss carryovers for federal income tax purposes for Tax-Free Money Market of $264,023 (expiring in 2004 through 2008) and for Municipal Money Market of $151,270 (expiring in 2004 through 2006) may be used to offset future taxable gains.

                                                                    (continued)

                                                                         ------
                                                                         15

Notes to Financial Statements

AUGUST 31, 2002

4. SUBSEQUENT EVENTS -- REORGANIZATION PLAN

On September 3, 2002, Tax-Free Money Market acquired all of the net assets of
Municipal Money Market pursuant to a plan of reorganization approved by the shareholders of Municipal Money Market on August 2, 2002. Tax-Free Money Market
is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 174,461,022 shares of
Tax-Free Money Market for 174,461,022 shares of Municipal Money Market, outstanding on September 3, 2002. The net assets of Tax-Free Money Market and
Municipal Money Market immediately before the acquisition were $528,188,262 and
$174,309,752, respectively. Immediately after the acquisition, the combined net assets were $702,498,014.

Tax-Free Money Market acquired capital loss carryovers for federal income tax purposes of $151,270. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

5. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code. Tax-Free Money Market and Municipal Money Market designate
$6,736,533 and $2,495,023, respectively, of exempt interest dividends for the fiscal year ended August 31, 2002.

------
    16

California Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31
---------------------------------------------------------------------------------------------------
                                          2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period                      $1.00       $1.00        $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                   0.01        0.03         0.03        0.03        0.03
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.01)      (0.03)       (0.03)      (0.03)      (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $1.00       $1.00        $1.00       $1.00       $1.00
===================================================================================================
  TOTAL RETURN(1)                         1.24%       2.86%        3.11%      2.62%        3.12%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.51%       0.50%        0.49%      0.50%        0.50%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.24%       2.84%        3.07%      2.59%        3.07%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $528,188    $551,722     $640,476   $558,175     $455,994
---------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                         ------
                                                                         17

California Municipal Money Market - Financial
Highlights

For a Share Outstanding Throughout the Years Ended August 31
---------------------------------------------------------------------------------------------------
                                          2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period     $1.00       $1.00       $1.00        $1.00       $1.00
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                   0.01        0.03        0.03         0.03        0.03
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.01)      (0.03)      (0.03)       (0.03)      (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $1.00       $1.00       $1.00        $1.00       $1.00
===================================================================================================
  TOTAL RETURN(1)                         1.37%       2.96%       3.19%        2.76%       3.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.51%       0.50%       0.49%        0.50%       0.50%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.29%       2.93%       3.13%        2.73%       3.16%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $174,310    $177,553    $178,528     $179,985    $172,592
---------------------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements. See Glossary for a definition of the table.

------
    18

Report of Independent Accountants

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Tax-Free Money Market Fund and the California
Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money
Market Fund and the California Municipal Money Market Fund (the "Funds") at
August 31, 2002, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 17, 2002

                                                                         ------
                                                                         19

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposals. The proposals received the required number of votes of the
American Century California Tax-Free and Municipal Funds or the applicable fund, depending on the proposal, and were adopted.

A summary of voting results is listed below the proposals.

PROPOSAL 1:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified. The proposal was voted on by all shareholders of funds issued by American Century California Tax-Free and
Municipal Funds.

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              1,144,009,012
--------------------------------------------------------------------------------
Against:                                                             39,438,382
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              1,148,190,992
--------------------------------------------------------------------------------
Against:                                                             35,256,402
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              1,147,661,752
--------------------------------------------------------------------------------
Against:                                                             35,785,642
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              1,147,312,777
--------------------------------------------------------------------------------
Against:                                                             36,134,617
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

MYRON S. SCHOLES
-------------------------------------------------------------------------------
For:                                                             1,123,961,989
-------------------------------------------------------------------------------
Against:                                                            59,485,405
-------------------------------------------------------------------------------
Abstain:                                                                     0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                             0
-------------------------------------------------------------------------------

KENNETH E. SCOTT
-------------------------------------------------------------------------------
For:                                                             1,146,064,433
-------------------------------------------------------------------------------
Against:                                                            37,382,961
-------------------------------------------------------------------------------
Abstain:                                                                     0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                             0
-------------------------------------------------------------------------------

JAMES E. STOWERS III
-------------------------------------------------------------------------------
For:                                                             1,145,683,979
-------------------------------------------------------------------------------
Against:                                                            37,763,415
-------------------------------------------------------------------------------
Abstain:                                                                     0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                             0
-------------------------------------------------------------------------------

JEANNE D. WOHLERS
-------------------------------------------------------------------------------
For:                                                             1,147,406,265
-------------------------------------------------------------------------------
Against:                                                            36,041,129
-------------------------------------------------------------------------------
Abstain:                                                                     0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                             0
-------------------------------------------------------------------------------

PROPOSAL 2:

To vote on a Plan and Agreement of Reorganization for California Municipal Money
Market Fund. This proposal was voted on by the shareholders of the California
Municipal Money Market Fund only.

CALIFORNIA MUNICIPAL MONEY MARKET
-------------------------------------------------------------------------------
For:                                                                 91,151,781
-------------------------------------------------------------------------------
Against:                                                              9,943,396
-------------------------------------------------------------------------------
Abstain:                                                              8,569,136
-------------------------------------------------------------------------------
Broker Non-Vote:                                                        659,680
-------------------------------------------------------------------------------

------
    20

Management

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------
ALBERT EISENSTAT (72)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present)
--------------------------------------------------------------------------------
RONALD J. GILSON (56)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (44)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): less than 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
-------------------------------------------------------------------------------
MYRON S. SCHOLES (61)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 21

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999-present); Principal, Long-Term Capital Management (investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
-------------------------------------------------------------------------------

                                                                    (continued)

                                                                         ------
                                                                         21

Management

INDEPENDENT TRUSTEES (CONTINUED)
-------------------------------------------------------------------------------
KENNETH E. SCOTT (73)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 30

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, RCM Capital Funds, Inc. (1994 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (57)
1665 Charleston Road, Mountain View, CA 94043

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 17

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
-------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------------------------------------------------------------------
JAMES E. STOWERS III (43)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Co-Chief Investment Officer, U.S. Equities (September 2000 to February
2001); Chief Executive Officer, ACC, ACIM, ACSC, and other ACC subsidiaries
(June 1996 to September 2000); President, ACC (January 1995 to June 1997);
President, ACIM and ACSC (April 1993 to August 1997)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 73

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACC, ACIM, ACSC, and other ACC subsidiaries
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Executive Vice President, ACC (January 1995 to June 1997); Also serves as: Executive Vice President and Chief Operating Officer, ACIM, ACSC, and other
ACC subsidiaries, and Executive Vice President of other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 36

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, ACIM, ACSC, and other ACC subsidiaries
-------------------------------------------------------------------------------

                                                                    (continued)

------
    22

Management

OFFICERS
-------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustees."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (56)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President and Chief Financial Office

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer and
Chief Financial Officer, ACC (August 1997 to present); President, ACSC (January
1999 to present); Executive Vice President, ACC (May 1995 to present); Also serves as: Executive Vice President and Chief Financial Officer, ACIM, ACIS, and
other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (46)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
--------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
C. JEAN WADE (38)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Director of Taxation, ACSC (July 1996 to April
1998)
-------------------------------------------------------------------------------

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

                                                                         ------
                                                                         23

Background Information

INVESTMENT TEAM LEADERS

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
    Todd Pardula
--------------------------------------------------------------------------------
MUNICIPAL CREDIT RESEARCH DIRECTOR
--------------------------------------------------------------------------------
    Steven Permut
--------------------------------------------------------------------------------
MUNICIPAL CREDIT ANALYSTS
--------------------------------------------------------------------------------
    David Moore
--------------------------------------------------------------------------------
    Bill McClintock
--------------------------------------------------------------------------------
    Tim Benham
--------------------------------------------------------------------------------
    Brad Bode
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 32 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

CALIFORNIA TAX-FREE MONEY MARKET and CALIFORNIA MUNICIPAL MONEY MARKET seek to provide safety of principal and high current income exempt from both federal and
California state income taxes. The funds invest in high-quality, very short-term municipal debt securities.

Income from California Municipal Money Market may be subject to the alternative minimum tax.

An investment in these funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The funds in Lipper's CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS category invest in high-quality California municipal obligations with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

Credit ratings issued by independent rating and research companies such as
Standard & Poor's, Moody's, and Fitch help quantify credit quality--the stronger the issuer, the higher the credit rating.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common S&P short-term credit ratings and their definitions:

* A-1+: extremely strong ability to meet financial obligations.

* A-1: strong ability to meet financial obligations.

* A-2: satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective. They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality.

------
    24

Glossary

AVERAGE ANNUAL RETURNS -- the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial
Highlights" on pages 17-18.

AMT PAPER -- instruments with income subject to the federal alternative minimum tax.

BASIS POINT -- one one-hundredth of a percentage point (or 0.01%). Therefore,
100 basis points equal one percentage point (or 1%).

EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the
Notes to Financial Statements.)

MUNICIPAL COMMERCIAL PAPER (CP) -- high-grade short-term securities backed by a line of credit from a bank.

MUNICIPAL NOTES -- municipal securities with maturities of two years or less.

PUT BONDS -- long-term securities that can be "put back" (i.e., sold at face value) to a specified buyer at a prearranged date.

TOTAL RETURN -- the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

VARIABLE-RATE NOTES -- securities that track market interest rates and stabilize their market values using periodic (daily or weekly) interest rate adjustments.

WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT) -- calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE) -- calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

YIELD (7-DAY TAX-EQUIVALENT) -- shows the taxable yields that investors in a combined California and federal income tax bracket would have to earn before taxes to equal the fund's 7-Day Current Yield.

                                                                    (continued)

                                                                         ------
                                                                         25

Glossary

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION -- taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME -- taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME -- funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH -- funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

AGGRESSIVE -- these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

------
    26

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES -- breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS -- shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS -- shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS -- itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a percentage of average net assets), expense ratio (operating expenses as a percentage of average net assets), and portfolio turnover (a gauge of the fund's trading activity).

                                                                         ------
                                                                         27

Notes

------
    28

Notes

                                                                         ------
                                                                         29

Notes

------
    30

[inside back cover]

                             AMERICAN CENTURY FUNDS

--------------------------------------------------------------------------------
                                     GROWTH
--------------------------------------------------------------------------------
AGGRESSIVE RISK

    DOMESTIC EQUITY                        INTERNATIONAL
    Veedot(reg.sm)                         Emerging Markets
    New Opportunities                      International Opportunities
    New Opportunities II                   International Discovery**
    Giftrust(reg.sm)                       International Growth
    Vista                                  Global Growth
    Heritage
    Growth                                 SPECIALTY
    Ultra(reg.sm)                          Technology
    Select                                 Life Sciences

--------------------------------------------------------------------------------
                               GROWTH AND INCOME
--------------------------------------------------------------------------------

MODERATE RISK

    ASSET ALLOCATION                       DOMESTIC EQUITY
    Balanced                               Equity Growth
    Strategic Allocation: Aggressive       Equity Index
    Strategic Allocation: Moderate         Large Company Value
    Strategic Allocation: Conservative     Tax-Managed Value
                                           Income & Growth
    SPECIALTY                              Value
    Global Gold                            Equity Income
    Global Natural Resources**
    Real Estate
    Utilities

AGGRESSIVE RISK

    DOMESTIC EQUITY
    Small Cap Quantitative
    Small Cap Value**

--------------------------------------------------------------------------------
                                     INCOME
--------------------------------------------------------------------------------

CONSERVATIVE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Ginnie Mae                             CA Intermediate-Term Tax-Free
    Inflation-Adjusted Bond                AZ Municipal Bond
    Short-Term Government                  FL Municipal Bond
                                           Tax-Free Bond
                                           CA Limited-Term Tax-Free

MODERATE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Government Bond                        CA Long-Term Tax-Free
    Target 2005*
    Diversified Bond

AGGRESSIVE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Target 2030*                           CA High-Yield Municipal
    Target 2025*                           High-Yield Municipal
    Target 2020*
    Target 2015*
    Target 2010*
    High-Yield
    International Bond

--------------------------------------------------------------------------------
                              CAPITAL PRESERVATION
--------------------------------------------------------------------------------

CONSERVATIVE RISK

    TAXABLE MONEY MARKETS                  TAX-FREE MONEY MARKETS
    Prime Money Market                     FL Municipal Money Market
    Government Agency Money Market         CA Tax-Free Money Market
    Capital Preservation                   Tax-Free Money Market
    Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0210                               American Century Investment Services, Inc.
SH-ANN-31168N                      (c)2002 American Century Services Corporation